1933 Act Registration No. 333-

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form N-14AE24

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

[ ]      Pre-Effective                                    [ ] Post-Effective
         Amendment No.                                        Amendment No.

                        EVERGREEN GROWTH AND INCOME FUND
               [Exact Name of Registrant as Specified in Charter)

                 Area Code and Telephone Number: (617) 210-3200

                               200 Berkeley Street
                           Boston, Massachusetts 02116
                                      -----------------------------------
                    (Address of Principal Executive Offices)

                          Rosemary D. Van Antwerp, Esq.
                     Keystone Investment Management Company
                               200 Berkeley Street
                           Boston, Massachusetts 02116
                   -----------------------------------------
                     (Name and Address of Agent for Service)

                        Copies of All Correspondence to:
                             Robert N. Hickey, Esq.
                            Sullivan & Worcester LLP
                          1025 Connecticut Avenue, N.W.
                             Washington, D.C. 20036

         Approximate date of proposed public offering: As soon as possible after the effective date of this Registration Statement.

         The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940 (File No. 33-6700); accordingly, no fee is payable herewith. Registrant is filing as an exhibit to this Registration Statement a copy of an earlier declaration under Rule 24f-2. Pursuant to Rule 429, this Registration Statement relates to the aforementioned registration on Form N-1A. A Rule 24f-2 Notice for the Registrant's fiscal year ended July 31, 1997 was filed with the Commission on or about September 29, 1997.

         It is proposed that this filing will become effective on December 22, 1997 pursuant to Rule 488 of the Securities Act of 1933.

                        EVERGREEN GROWTH AND INCOME FUND

                              CROSS REFERENCE SHEET

                 Pursuant to Rule 481(a) under the Securities Act of 1933


                                             Location in Prospectus/Proxy
Item of Part A of Form N-14                              Statement

1.       Beginning of Registration           Cross Reference Sheet; Cover
         Statement and Outside               Page
         Front Cover Page of
         Prospectus

2.       Beginning and Outside               Table of Contents
         Back Cover Page of
         Prospectus

3.       Fee Table, Synopsis and             Comparison of Fees and
         Risk Factors                        Expenses; Summary; Comparison
                                             of Investment Objectives and
                                             Policies; Risks

4.       Information About the               Summary; Reasons for the
         Transaction                         Reorganizations; Comparative
                                             Information on Shareholders'
                                             Rights; Exhibit A (Agreement
                                             and Plan of Reorganization)

5.       Information about the               Cover Page; Summary; Risks;
         Registrant                          Comparison of Investment
                                             Objectives and Policies;
                                             Comparative Information on
                                             Shareholders' Rights;
                                             Additional Information

6.       Information about the               Cover Page; Summary; Risks;
         Company Being Acquired              Comparison of Investment
                                             Objective and Policies;
                                             Comparative Information on
                                             Shareholders' Rights;
                                             Additional Information

7.       Voting Information                  Cover Page; Summary; Voting
                                             Information Concerning the
                                             Meeting

8.       Interest of Certain                 Financial Statements and
         Persons and Experts                 Experts; Legal Matters

9.       Additional Information              Inapplicable
         Required for Reoffering
         by Persons Deemed to be
         Underwriters

Item of Part B of Form N-14

10.      Cover Page                          Cover Page

11.      Table of Contents                   Omitted

12.      Additional Information              Statement of Additional
         About the Registrant                Information of Evergreen
                                             Growth and Income Fund dated
                                             May 1, 1997, as amended

13.      Additional Information              Statement of Additional
         about the Company Being             Information of The Virtus
         Acquired                            Funds - The Style Manager Fund
                                             dated November 30, 1997

14.      Financial Statements                Financial Statements dated
                                             July 31, 1997 of Evergreen
                                             Growth and Income Fund;
                                             Financial Statements of The
                                             Style Manager Fund dated
                                             September 30, 1997

Item of Part C of Form N-14
                                             Incorporated by Reference to
15.      Indemnification                     Part A Caption - "Comparative
                                             Information on Shareholders'
                                             Rights - Liability and
                                             Indemnification of Trustees"

16.      Exhibits
                                             Item 16.          Exhibits

17.      Undertakings                        Item 17.          Undertakings

                                THE VIRTUS FUNDS
                             THE STYLE MANAGER FUND
                            FEDERATED INVESTORS TOWER
                       PITTSBURGH, PENNSYLVANIA 15222-3779

January __, 1998

Dear Shareholder,

I am writing to shareholders of The Style Manager Fund, a series of The Virtus Funds (the "Fund"), to inform you of a Special Shareholders' meeting to be held on February 20, 1998. Before that meeting, I would like your vote on the important issues affecting your Fund as described in the attached Prospectus/Proxy Statement.

The Prospectus/Proxy Statement includes three proposals. The first proposal requests that shareholders consider and act upon an Agreement and Plan of
Reorganization whereby all of the assets of the Fund would be acquired by Evergreen Growth and Income Fund in exchange for Class A shares of Evergreen Growth and Income Fund and the assumption by Evergreen Growth and Income Fund of certain liabilities of the Fund. You will receive shares of Evergreen Growth and Income Fund having an aggregate net asset value equal to the aggregate net asset value of your Fund shares. Details about the new fund's investment objective, portfolio management team, performance, etc. are contained in the attached Prospectus/Proxy Statement. The transaction is a non-taxable event for shareholders.

The second proposal requests shareholder consideration of an Interim Investment Advisory Agreement between the Fund and Virtus Capital Management, Inc.

The third and final proposal requests shareholder consideration of an Interim Sub-Advisory Agreement between Virtus Capital Management, Inc. and Trend Capital Management, Inc.

Information relating to the Interim Investment Advisory Agreement and the Interim Sub-Advisory Agreement is contained in the attached Prospectus/Proxy Statement.

The Board of Trustees has unanimously approved the proposals and recommends that you vote FOR these proposals.

I realize that this Prospectus/Proxy Statement will take time to review, but your vote is very important. Please take the time to familiarize yourself with the proposals presented and sign and return your proxy card(s) in the enclosed postage paid envelope today. You may receive more than one proxy card if you own shares in more than one fund. Please sign and return each card you receive.

If we do not receive your completed proxy card(s) after several weeks, you may be contacted by our proxy solicitor, Shareholder Communications Corporation, who will remind you to vote your shares.

Thank you for taking this matter seriously and participating in this important process.

Sincerely,

[Name]
[Title]
The Virtus Funds

             [SUBJECT TO COMPLETION, NOVEMBER 10, 1997 PRELIMINARY COPY]


                                THE VIRTUS FUNDS
                             THE STYLE MANAGER FUND
                            FEDERATED INVESTORS TOWER
                       PITTSBURGH, PENNSYLVANIA 15222-3779

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         TO BE HELD ON FEBRUARY 20, 1998


         Notice is hereby given that a Special Meeting (the "Meeting") of Shareholders of The Style Manager Fund, a series of The Virtus Funds ("Style Manager"), will be held at the offices of the Evergreen Funds, 200 Berkeley Street, Boston, Massachusetts 02116, on February 20, 1998 at 2:00 p.m. for the following purposes:

         1. To consider and act upon the Agreement and Plan of Reorganization (the "Plan") dated as of November 20, 1997, providing for the acquisition of all of the assets of Style Manager by the Evergreen Growth and Income Fund, a series of Evergreen Equity Trust, ("Evergreen Growth and Income") in exchange for shares of Evergreen Growth and Income and the assumption by Evergreen Growth and Income of certain identified liabilities of Style Manager. The Plan also provides for distribution of such shares of Evergreen Growth and Income to shareholders of Style Manager in liquidation and subsequent termination of Style Manager. A vote in favor of the Plan is a vote in favor of the liquidation and dissolution of Style Manager.

     2. To consider and act upon the Interim Investment Advisory Agreement between Style Manager and Virtus Capital Management, Inc.

     3. To consider and act upon the Interim Sub-Advisory Agreement between Virtus Capital Management, Inc. and Trend Capital Management, Inc.

         4. To transact any other business which may properly come before the Meeting or any adjournment or adjournments thereof.

         The Trustees of The Virtus Funds on behalf of The Style Manager Fund have fixed the close of business on December 26, 1997 as the record date for the determination of shareholders of Style Manager entitled to notice of and to vote at the Meeting or any adjournment thereof.

         IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY. SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND IN PERSON ARE URGED WITHOUT DELAY TO SIGN AND RETURN THE ENCLOSED PROXY IN THE ENCLOSED ENVELOPE, WHICH REQUIRES NO POSTAGE, SO THAT THEIR SHARES MAY BE REPRESENTED AT THE MEETING. YOUR PROMPT ATTENTION TO THE ENCLOSED PROXY WILL HELP TO AVOID THE EXPENSE OF FURTHER SOLICITATION.

                        By Order of the Board of Trustees

                                                              John W. McGonigle
                                                              Secretary

January 5, 1998

                     INSTRUCTIONS FOR EXECUTING PROXY CARDS

         The following general rules for signing proxy cards may be of assistance to you and may help to avoid the time and expense involved in validating your vote if you fail to sign your proxy card(s) properly.

         1. INDIVIDUAL ACCOUNTS: Sign your name exactly as it appears in the Registration on the proxy card(s).

         2. JOINT ACCOUNTS: Either party may sign, but the name of the party signing should conform exactly to a name shown in the Registration on the proxy card(s).

         3. ALL OTHER ACCOUNTS: The capacity of the individual signing the proxy card(s) should be indicated unless it is reflected in the form of Registration. For example:

REGISTRATION                                     VALID SIGNATURE

CORPORATE
ACCOUNTS
(1)  ABC Corp.                                   ABC Corp.
(2)  ABC Corp.                                   John Doe, Treasurer
(3)  ABC Corp.
c/o John Doe, Treasurer                          John Doe, Treasurer
(4)  ABC Corp. Profit Sharing Plan               John Doe, Trustee
TRUST ACCOUNTS
(1)  ABC Trust                                   Jane B. Doe, Trustee
(2)  Jane B. Doe, Trustee                        Jane B. Doe
u/t/d 12/28/78
CUSTODIAL OR ESTATE ACCOUNTS
(1)  John B. Smith, Cust.                        John B. Smith
f/b/o John B. Smith, Jr. UGMA
(2)  John B. Smith, Jr.                          John B. Smith, Jr.,
                                                 Executor

                PROSPECTUS/PROXY STATEMENT DATED JANUARY 5, 1998

                            Acquisition of Assets of

                             THE STYLE MANAGER FUND
                                   a series of
                                The Virtus Funds
                            Federated Investors Tower
                      Pittsburgh, Pennsylvania, 15222-3779

                        By and in Exchange for Shares of

                        EVERGREEN GROWTH AND INCOME FUND
                                   a Series of
                             Evergreen Equity Trust
                               200 Berkeley Street
                           Boston, Massachusetts 02116

         This Prospectus/Proxy Statement is being furnished to shareholders of The Style Manager Fund ("Style Manager") in connection with a proposed Agreement and Plan of Reorganization (the "Plan") to be submitted to shareholders of Style Manager for consideration at a Special Meeting of Shareholders to be held on February 20, 1998 at 2:00 p.m. at the offices of Evergreen Funds, 200 Berkeley Street, Boston, Massachusetts 02116, and any adjournments thereof (the "Meeting"). The Plan provides for all of the assets of Style Manager to be acquired by Evergreen Growth and Income Fund ("Evergreen Growth and Income") in exchange for shares of Evergreen Growth and Income and the assumption by Evergreen Growth and Income of certain identified liabilities of Style Manager (hereinafter referred to as the "Reorganization"). Evergreen Growth and Income and Style Manager are sometimes hereinafter referred to individually as the "Fund" and collectively as the "Funds." Following the Reorganization, shares of Evergreen Growth and Income will be distributed to shareholders of Style Manager in liquidation of Style Manager and such Fund will be terminated. Holders of Investment shares of Style Manager will receive Class A shares of Evergreen Growth and Income. Class A shares of Evergreen Growth and Income have the same Rule 12b-1 distribution- related fees as the shares of the Class of Style Manager held by such holders prior to the Reorganization. No initial sales charge will be imposed in connection with Class A shares of Evergreen Growth and Income received by holders of Investment shares of Style Manager. As a result of the proposed Reorganization, shareholders of Style Manager will receive that number of full and fractional shares of Evergreen Growth and Income having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares of

Style  Manager.   The   Reorganization   is  being   structured  as  a  tax-free
reorganization for federal income tax purposes.

         Evergreen Growth and Income is a separate series of Evergreen Equity Trust, an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The investment objective of Evergreen Growth and Income is to achieve a return composed of capital appreciation in the value of its shares and current income. Such investment objective is substantially similar to that of Style Manager.

         Shareholders of Style Manager are also being asked to approve the Interim Investment Advisory Agreement with Virtus Capital Management, Inc., a subsidiary of First Union Corporation ("Virtus") (the "Interim Advisory Agreement") with the same terms and fees as the previous advisory agreement between Style Manager and Virtus and the Interim Sub-Advisory Agreement between Virtus and Trend Capital Management, Inc. ("Trend") with the same terms and fees as the previous sub- advisory agreement between Virtus and Trend. The Interim Advisory Agreement and Interim Sub-Advisory Agreement will be in effect for the period of time between November 21, 1997, the date on which the merger of Signet Banking Corporation with and into a wholly-owned subsidiary of First Union Corporation was consummated, and the date of the Reorganization (scheduled for on or about February 27, 1998).

         This Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely the information about Evergreen Growth and Income that shareholders of Style Manager should know before voting on the Reorganization. Certain relevant documents listed below, which have been filed with the Securities and Exchange Commission ("SEC"), are incorporated in whole or in part by reference. A Statement of Additional Information dated January 5, 1998, relating to this Prospectus/Proxy Statement and the Reorganization which includes the financial statements of Evergreen Growth and Income dated July 31, 1997 and Style Manager dated September 30, 1997, has been filed with the SEC and is incorporated by reference in its entirety into this Prospectus/Proxy Statement. A copy of such Statement of Additional Information is available upon request and without charge by writing to Evergreen Growth and Income at 200 Berkeley Street, Boston, Massachusetts 02116 or by calling toll-free 1-800-343-2898.

         The Prospectus of Evergreen Growth and Income relating to Class A, Class B and Class C shares dated May 1, 1997, as amended and its Annual Report for the period ended July 31, 1997 are incorporated herein by reference in their entirety, insofar as they relate to Evergreen Growth and Income relating to Class A, Class B and Class C shares only, and not to any other fund described therein.
Shareholders of Style Manager will receive, with this Prospectus/Proxy Statement, copies of the Prospectus of Evergreen Growth and Income. Additional information about Evergreen Growth and Income is contained in its Statement of Additional Information of the same date which has been filed with the SEC and which is available upon request and without charge by writing to or calling Evergreen Growth and Income at the address or telephone number listed in the preceding paragraph.

         The Prospectus of Style Manager dated November 30, 1997, insofar as it relates to Style Manager only, and not to any other funds described therein, is incorporated herein in its entirety by reference. Copies of the Prospectus and related Statement of Additional Information dated the same date, are available upon request without charge by writing to Style Manager at the address listed on the cover page of this Prospectus/Proxy Statement, or by calling toll-free 1-800-829- 3863.

         Included as Exhibit A to this Prospectus/Proxy Statement is a copy of the Plan.

         THESE   SECURITIES  HAVE  NOT  BEEN  APPROVED  OR  DISAPPROVED  BY  THE
SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         The shares offered by this Prospectus/Proxy Statement are not deposits or obligations of any bank and are not insured or otherwise protected by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency and involve investment risk, including possible loss of capital.

                                TABLE OF CONTENTS


                                                                    Page

COMPARISON OF FEES AND EXPENSES..................................     6
SUMMARY..........................................................     9
         Proposed Plan of Reorganization.........................     9
         Tax Consequences........................................     11
         Investment Objectives and Policies
           of the Funds..........................................     11
         Comparative Performance Information
           for each Fund.........................................     12
         Management of the Funds.................................     13
         Investment Advisers and Sub-Advisers....................     13
         Administrator...........................................     14
         Portfolio Management....................................     15
         Distribution of Shares..................................     15
         Purchase and Redemption Procedures......................     16
         Exchange Privileges.....................................     17
         Dividend Policy.........................................     17
         Risks...................................................     18
REASONS FOR THE REORGANIZATION...................................     19
         Agreement and Plan of Reorganization....................     21
         Federal Income Tax Consequences.........................     24
         Pro-forma Capitalization................................     25
         Shareholder Information.................................     26
COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES.................     27
COMPARATIVE INFORMATION ON SHAREHOLDERS' RIGHTS..................     29
         Forms of Organization...................................     29
         Capitalization..........................................     30
         Shareholder Liability...................................     30
         Shareholder Meetings and Voting Rights..................     31
         Liquidation or Dissolution..............................     32
         Liability and Indemnification of Trustees...............     32
INFORMATION REGARDING THE INTERIM ADVISORY
   AGREEMENT.....................................................     33
         Introduction............................................     33
         Comparison of the Interim Advisory
           Agreement and the Previous Advisory
           Agreement.............................................     34
         Information About Style Manager's Investment
           Adviser...............................................     36
INFORMATION REGARDING THE INTERIM SUB-
  ADVISORY AGREEMENT.............................................     36
         Introduction............................................     36
         Comparison of the Interim Sub-Advisory
           Agreement and the Previous Sub-
           Advisory Agreement....................................     37
ADDITIONAL INFORMATION...........................................     39

VOTING INFORMATION CONCERNING THE MEETING........................     40
FINANCIAL STATEMENTS AND EXPERTS.................................     42
LEGAL MATTERS....................................................     43
OTHER BUSINESS...................................................     43

                         COMPARISON OF FEES AND EXPENSES

         The amounts for Class A shares of Evergreen Growth and Income set forth in the following tables and in the examples are based on the expenses of Evergreen Growth and Income for the fiscal year ended July 31, 1997. The amounts for Investment shares of Style Manager set forth in the following tables and in the examples are based on the expenses for Style Manager for the fiscal year ended September 30, 1997. The pro forma amounts for Class A shares of Evergreen Growth and Income are based on what the combined expenses would have been for Evergreen Growth and Income for the fiscal year ending July 31, 1997. All amounts are adjusted for voluntary expense waivers.

         The following tables show for Evergreen Growth and Income, Style Manager and Evergreen Growth and Income pro forma, assuming consummation of the Reorganization, the shareholder transaction expenses and annual fund operating expenses associated with an investment in the Class A and Investment shares of each Fund, as applicable.


                          Comparison of Class A Shares
                       of Evergreen Growth and Income With
                       Investment Shares of Style Manager




                                              Evergreen                                   Evergreen
                                              Growth                                      Growth and
                                              and                  Style                  Income Pro
                                              Income               Manager                Forma
                                              --------             -------                --------

Shareholder                                   Class A              Investment             Class A
Transaction                                   -------              ----------             -------
Expenses

Maximum Sales Load                            4.75%                None                   4.75%
Imposed on
Purchases (as a
percentage of
offering price)

Maximum Sales Load                            None                 None                   None
Imposed on
Reinvested
Dividends (as a
percentage of
offering price)







Contingent Deferred
Sales Charge (as a                            None                 2.00%                  None
percentage of                                                      within
original purchase                                                  five years
price or redemption                                                of
proceeds, whichever                                                purchase
is lower)                                                          date and
                                                                   0.00%
                                                                   thereafter

Exchange Fee                                  None                 None                   None

Annual Fund
Operating Expenses
(as a percentage of
average daily net
assets)

Management Fee                                1.00%                1.25%                  1.00%

12b-1 Fees (1)                                0.25%                0.00%                  0.25%

Other Expenses                                0.22%                0.56%                   0.20%
                                              -------              -----                  -----

Annual Fund                                   1.47%                1.81%                  1.45%
Operating Expenses                            --------             -----                  -----
(1)                                           --------             -----                  -----


---------------

(1) Class A shares of Evergreen Growth and Income can pay up to 0.75% of average daily net assets as a 12b-1 fee. For the foreseeable future, the Class A 12b-1 fees will be limited to 0.25% of average daily net assets. For Style Manager, there is a waiver of .25%. Absent such voluntary expense waivers, total fund operating expenses would have been 2.06%.

         Examples. The following tables show for Evergreen Growth and Income and Style Manager, and for Evergreen Growth and Income pro forma, assuming consummation of the Reorganization, examples of the cumulative effect of shareholder transaction expenses and annual fund operating expenses indicated above on a $1,000 investment in each class of shares for the periods specified, assuming (i) a 5% annual return, and (ii) redemption at the end of such period and additionally for Investment shares, no redemption at the end of each period. In the case of Evergreen Growth and Income and Evergreen

Growth and Income pro forma, the examples do not reflect the imposition of the 4.75% maximum sales load on purchases since Style Manager shareholders who receive Class A shares of Evergreen Growth and Income in the Reorganization or who purchase additional Class A shares subsequent to the Reorganization will not incur any sales load.



                           Evergreen Growth and Income
                           ---------------------------

                                      One                  Three                 Five                Ten
                                      Year                 Years                 Years               Years
                                      ----                 -----                 -----               -----

Class A                               $62                  $92                   $124                $215




                                            Style Manager
                                            -------------

                                      One                  Three                 Five                Ten
                                      Year                 Years                 Years               Years
                                      ----                 -----                 -----               -----

Investment                            $38                  $77                   $118                $213
(Assuming
redemption at end
of period)

Investment                            $18                  $57                   $98                 $213
(Assuming no
redemption at end
of period)





                           Evergreen Growth and Income - Pro Forma
                           ---------------------------------------

                              One                  Three               Five              Ten
                              Year                 Years               Years             Years
                              -----                -----               -----             -----

Class A                       $15                  $47                 $82               $187



         The purpose of the foregoing examples is to assist Style Manager shareholders in understanding the various costs and expenses that an investor in Evergreen Growth and Income would bear, directly and indirectly, as a result of the Reorganization as compared with the various direct and indirect expenses currently borne by a shareholder in Style Manager. These examples should not be considered a representation of past or future expenses or annual return. Actual expenses may be greater or less than those shown.

                                     SUMMARY

         This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement and, to the extent not inconsistent with such additional information, the Prospectus of Evergreen Growth and Income dated May 1, 1997, as amended, and the Prospectus of Style Manager dated November 30, 1997 (which are incorporated herein by reference), the Plan, the Interim Advisory Agreement and the Interim Sub-Advisory Agreement, forms of which are attached to this Prospectus/Proxy Statement as Exhibits A, B and C, respectively.

Proposed Plan of Reorganization

         The Plan provides for the transfer of all of the assets of Style Manager in exchange for shares of Evergreen Growth and Income and the assumption by Evergreen Growth and Income of certain identified liabilities of Style Manager. The Plan also calls for the distribution of shares of Evergreen Growth and Income to Style Manager shareholders in liquidation of Style Manager as part of the Reorganization. As a result of the Reorganization, the holders of Investment shares of Style Manager will become the owners of that number of full and fractional Class A shares of Evergreen Growth and Income having an aggregate net asset value equal to the aggregate net asset value of the shareholder's shares of Style Manager as of the close of business immediately prior to the date that Style Manager's assets are exchanged for shares of Evergreen Growth and Income. See "Reasons for the Reorganization - Agreement and Plan of Reorganization."

         The Trustees of The Virtus Funds, including the Trustees who are not "interested persons," as such term is defined in the 1940 Act (the "Independent Trustees"), have concluded that the Reorganization would be in the best interests of shareholders of Style Manager, and that the interests of the shareholders of Style Manager will not be diluted as a result of the transactions contemplated by the Reorganization.

Accordingly, the Trustees have submitted the Plan for the approval of Style Manager's shareholders.

                    THE BOARD OF TRUSTEES OF THE VIRTUS FUNDS
              RECOMMENDS APPROVAL BY SHAREHOLDERS OF STYLE MANAGER
                    OF THE PLAN EFFECTING THE REORGANIZATION.

     The Trustees of Evergreen Equity Trust have also approved the Plan, and accordingly, Evergreen Growth and Income's participation in the Reorganization.

         Approval of the Reorganization on the part of Style Manager will require the affirmative vote of a majority of Style Manager's shares voted and entitled to vote, with all classes voting together as a single class at a Meeting at which a quorum of the Fund's shares is present. A majority of the outstanding shares entitled to vote, represented in person or by proxy, is required to constitute a quorum at the Meeting. See "Voting Information Concerning the Meeting."

         The merger (the "Merger") of Signet Banking Corporation ("Signet") with and into a wholly-owned subsidiary of First Union Corporation ("First Union") has been consummated, and as a result, by law the Merger terminated the investment advisory agreement between Virtus and Style Manager and the sub-advisory agreement between Virtus and Trend. Prior to consummation of the Merger, Style Manager received an order from the SEC which permitted the implementation, without formal shareholder approval, of a new investment advisory agreement between the Fund and Virtus and a new sub-advisory agreement between Virtus and Trend for a period of not more than 120 days beginning on the date of the closing of the Merger and continuing through the date the Interim Advisory Agreement and Interim Sub-Advisory Agreement are approved by the Fund's shareholders (but in no event later than April 30, 1998). The Interim Advisory Agreement and the Interim Sub- Advisory Agreement have the same terms and fees as the previous investment advisory agreement between Style Manager and Virtus and the previous sub-advisory agreement between Virtus and Trend, respectively. The Reorganization is scheduled to take place on or about February 27, 1998.

         Approval of the Interim Advisory Agreement and Interim Sub-Advisory Agreement requires the affirmative vote of (i) 67% or more of the shares of Style Manager present in person or by proxy at the Meeting, if holders of more than 50% of the shares of Style Manager outstanding on the record date are present, in person or by proxy, or (ii) more than 50% of the outstanding shares of Style Manager, whichever is less. See "Voting Information Concerning the Meeting."

         If the shareholders of Style Manager do not vote to approve the Reorganization, the Trustees will consider other possible courses of action in the best interests of shareholders.

Tax Consequences

         Prior to or at the completion of the Reorganization, Style Manager will have received an opinion of counsel that the Reorganization has been structured so that no gain or loss will be recognized by the Fund or its shareholders for federal income tax purposes as a result of the receipt of shares of Evergreen Growth and Income in the Reorganization. The holding period and aggregate tax basis of shares of Evergreen Growth and Income that are received by Style Manager's shareholders will be the same as the holding period and aggregate tax basis of shares of the Fund previously held by such shareholders, provided that shares of the Fund are held as capital assets. In addition, the holding period and tax basis of the assets of Style Manager in the hands of Evergreen Growth and Income as a result of the Reorganization will be the same as in the hands of the Fund immediately prior to the Reorganization, and no gain or loss will be recognized by Evergreen Growth and Income upon the receipt of the assets of the Fund in exchange for shares of Evergreen Growth and Income and the assumption by Evergreen Growth and Income of certain identified liabilities.

Investment Objectives and Policies of the Funds

         The investment objectives and policies of Evergreen Growth and Income and Style Manager are similar.

         The investment objective of Evergreen Growth and Income is to achieve a return composed of capital appreciation in the value of its shares and current income. The Fund seeks to achieve its investment objective by investing in the securities of companies which are undervalued in the marketplace relative to those companies' assets, breakup value, earnings or potential earnings growth. The Fund will invest primarily in common stocks and securities convertible into or exchangeable for common stock. It is anticipated that the Fund's investments in these securities will contribute to the Fund's return primarily through capital appreciation. In addition, the Fund will invest in nonconvertible preferred stocks and debt securities, which investments will also produce capital appreciation. However, the current income component of return will be a more significant factor in such securities selection.

         The investment objective of Style Manager is to provide growth of capital. The Fund pursues its investment objectives by investing in common stocks of large, medium and small capitalization companies which are either listed on the New York or American Stock Exchanges or traded in the over-the-counter market. See "Comparison of Investment Objectives and Policies" below.

Comparative Performance Information for each Fund

         Discussions of the manner of calculation of total return are contained in the respective Prospectus and Statement of Additional Information of the Funds. The total return of Evergreen Growth and Income and Style Manager for the one year period ended September 30, 1997, and for the periods from inception through September 30, 1997 are set forth in the table below. The calculations of total return assume the reinvestment of all dividends and capital gains distributions on the reinvestment date and the deduction of all recurring expenses (including sales charges) that were charged to shareholders' accounts.

                           Average Annual Total Return


                        1 Year                From
                        Ended                 Inception
                        September             To
                        30,                   September         Inception
                        1997                  30, 1997          Date
                        -------               ---------         ---------

Evergreen               30.94%                29.02%            1/3/95
Growth and
Income
Class A
shares

Style
Manager
(2)

Investment              41.85%                28.04%            3/7/95
shares
--------------
(1) Reflects waiver of advisory fees and reimbursements and/or waivers of expenses. Without such reimbursements and/or waivers, the average annual total return during the periods would have been lower.

(2)      Effective  October 21,  1996,  Trend  became the  sub-adviser  to Style
         Manager.

         Important  information  about  Evergreen  Growth  and  Income  is  also contained in management's discussion of Evergreen Growth and Income's performance, attached hereto as Exhibit D. This information also appears in Evergreen Growth and Income's most recent Annual Report.

Management of the Funds

         The overall management of Evergreen Growth and Income and of Style Manager is the responsibility of, and is supervised by, the Board of Trustees of Evergreen Equity Trust and The Virtus Funds, respectively.

Investment Advisers and Sub-Advisers

         Evergreen Asset Management Corp. ("Evergreen Asset") serves as investment adviser to Evergreen Growth and Income. Evergreen Asset, with its predecessors, has served as investment adviser to the Evergreen family of mutual funds since 1971. Evergreen Asset is a wholly-owned subsidiary of First Union National Bank ("FUNB"). FUNB is a subsidiary of First Union, the sixth largest bank holding company in the United States. The Capital Management Group of FUNB, Evergreen Asset and Keystone Investment Management Company ("Keystone") manage the Evergreen family of mutual funds with assets of approximately $32.5 billion as of September 30, 1997. For further information regarding Evergreen Asset, FUNB and First Union, see "Management of the Funds - Investment Advisers" in the Prospectus of Evergreen Growth and Income.

         Evergreen Asset manages investments, provides various administrative services and supervises the daily business affairs of Evergreen Growth and Income subject to the authority of the Trustees. Evergreen Asset is entitled to receive from Evergreen Growth and Income an annual fee equal to 1.00% of average daily net assets of Evergreen Growth and Income on the first $750 million in assets, 0.90% of average daily net assets on the next $250 million in assets, and 0.8% of average daily net assets in excess of $1 billion. The fee paid by Evergreen Growth and Income is higher than the rate paid by most other investment companies.

         Evergreen Asset has entered into a sub-advisory agreement with Lieber & Company which provides that Lieber & Company's research department and staff will furnish Evergreen Asset with information, investment recommendations, advice and assistance, and will be generally available for consultation on Evergreen Growth and Income. Lieber & Company will be reimbursed by Evergreen Asset in connection with the rendering of services on the basis of the direct and indirect costs of performing such services. There is no additional charge to Evergreen Growth and Income for the services provided by Lieber & Company. The address of both Evergreen Asset and Lieber & Company is 2500 Westchester Avenue, Purchase, New York 10577. Lieber & Company is an indirect, wholly-owned subsidiary of First Union.

         Virtus  serves  as  the  investment  adviser  for  Style  Manager.   As
investment adviser, Virtus continuously conducts investment research and supervision on behalf of the Fund and is responsible for the purchase and sale of portfolio securities. Virtus has engaged Trend as the Fund's sub- adviser. Virtus compensates Trend from the advisory fee received from Style Manager. See "Information Regarding the Interim Sub-Advisory Agreement." For its services as investment adviser, Virtus receives a fee at an annual rate of 1.25% of the Fund's average daily net assets.

         Each investment adviser may, at its discretion, reduce or waive its fee or reimburse a Fund for certain of its other expenses in order to reduce its expense ratios. Each investment adviser may reduce or cease these voluntary waivers and reimbursements at any time.

Administrator

         Federated Administrative Services ("FAS") provides Style Manager with certain administrative personnel and service including certain legal and accounting services. FAS is entitled to receive a fee for such services at the following annual rates: 0.15% on the first $250 million of average daily net assets of the combined assets of the funds in the Blanchard/Virtus mutual fund family; 0.125% on the next $250 million of such assets, 0.10% on the next $250 million of such assets, and 0.075% on assets in excess of $750 million.

Portfolio Management

     An investment team headed by Portfolio Managers Stephen A. Lieber and Gary Buesser manages Evergreen Growth and Income. Mr. Lieber founded Evergreen Asset in 1971 and is currently its Chairman and Co-Chief Executive Officer. Mr. Lieber has more than 40 years of experience in investment management. Mr. Lieber also serves as Portfolio Manager of several other funds, including the Evergreen Fund and the Evergreen Foundation Fund. Mr. Buesser joined Evergreen Asset in 1996 following a 10-year career at Cowan Asset Management, where he was co-manager of a $1.5 billion private investment fund. He is also an associate manager of the Evergreen Foundation Fund.

Distribution of Shares

         Evergreen Distributor, Inc. ("EDI"), an affiliate of BISYS Fund Services, acts as underwriter of Evergreen Growth and Income's shares. EDI distributes the Fund's shares directly or through broker-dealers, banks (including FUNB), or other financial intermediaries. Evergreen Growth and Income offers four classes of shares: Class A, Class B, Class C and Class Y. Each class has separate distribution arrangements. (See "Distribution-Related and Shareholder Servicing-Related Expenses" below.) No class bears the distribution expenses relating to the shares of any other class.

         In the proposed Reorganization, shareholders of Style Manager who own Investment shares will receive Class A shares of Evergreen Growth and Income. Class A shares of Evergreen Growth and Income have substantially similar arrangements with respect to the imposition of Rule 12b-1 distribution and service fees as the Investment shares of Style Manager. Because the Reorganization will be effected at net asset value without the imposition of a sales charge, Evergreen Growth and Income shares acquired by shareholders of Style Manager pursuant to the proposed Reorganization would not be subject to any initial sales charge or contingent deferred sales charge ("CDSC") as a result of the Reorganization.

         The following is a summary description of charges and fees for the Class A shares of Evergreen Growth and Income which will be received by Style Manager shareholders in the Reorganization. More detailed descriptions of the distribution arrangements applicable to the classes of shares are contained in the respective Evergreen Growth and Income Prospectus and the Style Manager Prospectus and in each Fund's respective Statement of Additional Information.

         Class A  Shares.  Class A shares  are sold at net asset  value  plus an initial sales charge and, as indicated below, are subject to distribution-related fees. For a description of the initial shares charges applicable to purchases of Class A shares, see "Purchase and Redemption of Shares - How to Buy Shares" in the Prospectus for Evergreen Growth and Income. Holders of Investment shares of Style Manager who receive Class A shares of Evergreen Growth and Income will be able to purchase additional Class A shares of Evergreen Growth and Income and of any other Evergreen fund at net asset value. No initial sales charge will be imposed.

         Additional information regarding the classes of shares of each Fund is included in its respective Prospectus and Statement of Additional Information.

         Distribution-Related Expenses. Evergreen Growth and Income has adopted a Rule 12b-1 plan with respect to its Class A shares under which the Class may pay for distribution- related expenses at an annual rate which may not exceed 0.75% of average daily net assets attributable to the Class. Payments with respect to Class A shares are currently limited to 0.25% of average daily net assets attributable to the Class, which amount may be increased to the full plan rate for the Fund by the Trustees without shareholder approval.

         Style Manager has adopted a Rule 12b-1 plan with respect to its Investment shares under which the Class may pay for distribution-related expenses at an annual rate of 0.25% of average daily net assets attributable to the Class.
Currently, no 12b-1 fees are being paid.

         Additional information regarding the Rule 12b-1 plans adopted by each Fund is included in its respective Prospectus and Statement of Additional Information.

Purchase and Redemption Procedures

         Information concerning applicable sales charges and distribution-related fees is provided above. Investments in the Funds are not insured. The minimum initial purchase requirement for each Fund is $1,000. Style Manager has a minimum investment requirement of $100 for subsequent investments in Investment shares. There is no minimum for subsequent purchases of shares of Evergreen Growth and Income. Each Fund provides for telephone, mail or wire redemption of shares at net asset value (less any applicable contingent deferred sales charge in the case of Style Manager) as next determined after receipt of a redemption request on each day the New York Stock Exchange ("NYSE") is open for trading. Additional information concerning purchases and redemptions of shares, including how each Fund's net asset value is determined, is contained in the respective Prospectus for each Fund. Each Fund may involuntarily redeem shareholders' accounts that have less than $1,000 of invested funds. All funds invested in each Fund are invested in full and fractional shares. The Funds reserve the right to reject any purchase order.

Exchange Privileges

         Style Manager currently permits holders of Investment shares to exchange such shares for Investment shares of other funds managed by Virtus. Holders of shares of a class of Evergreen Growth and Income generally may exchange their shares for shares of the same class of any other Evergreen fund. Style Manager shareholders will be receiving Class A shares of Evergreen Growth and Income in the Reorganization and, accordingly, with respect to shares of Evergreen Growth and Income received by Style Manager shareholders in the Reorganization, the exchange privilege is limited to the Class A shares of other Evergreen funds. No sales charge is imposed on an exchange. An exchange which represents an initial investment in another Evergreen fund must amount to at least $1,000. The current exchange privileges, and the requirements and limitations attendant thereto, are described in each Fund's respective Prospectus and Statement of Additional Information.

Dividend Policy

         Each Fund distributes its income dividends quarterly. Distributions of any net realized gains of a Fund will be made at least annually. Shareholders begin to earn dividends on the first business day after shares are purchased unless shares were not paid for, in which case dividends are not earned until the next business day after payment is received. Dividends and distributions are reinvested in additional shares of the same class of the respective Fund, or paid in cash, as a shareholder has elected. See the respective Prospectus of each Fund for further information concerning dividends and distributions.

         After the Reorganization, shareholders of Style Manager who have elected to have their dividends and/or distributions reinvested will have dividends and/or distributions received from Evergreen Growth and Income reinvested in shares of Evergreen Growth and Income. Shareholders of Style Manager who have elected to receive dividends and/or distributions in cash will receive dividends and/or distributions from Evergreen Growth and Income in cash after the Reorganization, although they may, after the Reorganization, elect to have such dividends and/or distributions reinvested in additional shares of Evergreen Growth and Income.

         Each of Evergreen Growth and Income and Style Manager has qualified and intends to continue to qualify to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). While so qualified, so long as each Fund distributes all of its net investment company taxable income and any net realized gains to shareholders, it is expected that a Fund will not be required to pay any federal income taxes on the amounts so distributed. A 4% nondeductible excise tax will be imposed on amounts not distributed if a Fund does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.

Risks

         Since the investment objectives and policies of each Fund are substantially comparable, the risks involved in investing in each Fund's shares are similar. There is no assurance that investment performances will be positive and that the Funds will meet their investment objectives. Style Manager may employ for hedging purposes the strategy of engaging in options and futures transactions. Evergreen Growth and Income may only write covered call options. See limitations discussed in "Comparison of Investment Objectives and Policies." The risks involved in these strategies are described in the "Investment
Practices and Restrictions Options, Futures and Derivatives" section in Evergreen Growth and Income's Prospectus.

         Style Manager, unlike Evergreen Growth and Income, may invest in foreign securities or securities denominated in or indexed to foreign currencies. Investment in foreign securities generally entails more risk than investment in domestic issuers. Specifically, foreign securities may be affected by the strength of foreign currencies relative to the U.S. dollar, or by political or economic developments in foreign countries. Accounting procedures and government supervision may be less stringent than those applicable to U.S. companies. There may be less publicly available information about a foreign company than about a U.S. company. Foreign markets may be less liquid or more volatile than U.S. markets and may offer less protection to investors. It may also be more difficult to enforce contractual obligations abroad than would be the case in the United States because of differences in the legal systems. Foreign securities may be subject to foreign taxes, which may reduce yield, and be less marketable than comparable U.S. securities. All these factors are considered by each Fund's investment adviser before making any of these types of investments.

         Evergreen Growth and Income, unlike Style Manager, may invest up to 5% of its total assets in securities rated below investment grade (i.e., "junk bonds"). Such securities generally involve greater volatility of price and risk of principal and income than bonds in the higher rating categories and are, on balance, considered predominantly speculative.

                         REASONS FOR THE REORGANIZATION

         On July 18, 1997, First Union entered into an Agreement and Plan of Merger with Signet which provided, among other things, for the Merger of Signet with and into a wholly-owned subsidiary of First Union. The Merger was consummated on November 21, 1997. As a result of the Merger it is expected that FUNB and its affiliates will succeed to the investment advisory and administrative functions currently performed for Style Manager by various units of Signet and various unaffiliated parties. It is also expected that Signet, or its successors, will no longer, upon completion of the Reorganization and similar reorganizations of other funds in the Signet mutual fund family, provide investment advisory or administrative services to investment companies.

         At a regular meeting held on September 16, 1997, the Board of Trustees of The Virtus Funds considered and approved the Reorganization as in the best interests of shareholders of Style Manager and determined that the interests of existing shareholders of Style Manager will not be diluted as a result of the transactions contemplated by the Reorganization. In addition, the Trustees approved the Interim Advisory Agreement and Interim Sub-Advisory Agreement with respect to Style Manager.

         As noted above, Signet has merged with and into a wholly-owned subsidiary of First Union. Signet is the parent company of Virtus, investment adviser to the mutual funds which comprise The Virtus Funds. The Merger caused, as a matter of law, termination of the investment advisory agreement between each series of The Virtus Funds and Virtus and the sub- advisory agreement between Virtus and Trend with respect to the Fund. The Virtus Funds have received an order from the SEC which permits Virtus and Trend to continue to act as Style Manager's investment adviser and sub-adviser, respectively, without shareholder approval, for a period of not more than 120 days from the date the Merger was consummated (November 21, 1997) to the date of shareholder approval of a new investment advisory agreement and sub-advisory agreement. Accordingly, the Trustees considered the recommendations of Signet in approving the proposed Reorganization.

     In approving the Plan, the Trustees reviewed various factors about the Funds and the proposed Reorganization. There are similarities between Evergreen Growth and Income and Style Manager. Specifically, Evergreen Growth and Income and

Style Manager have similar investment objectives and policies and comparable risk profiles. See "Comparison of Investment Objectives and Policies" below. At the same time, the Board of Trustees evaluated the potential economies of scale associated with larger mutual funds and concluded that operational efficiencies may be achieved upon the combination of Style Manager with an Evergreen fund with a greater level of assets. As of September 30, 1997, Evergreen Growth and Income's net assets were approximately $1.5 billion and Style Manager's net assets were approximately $77 million.

         In addition, assuming that an alternative to the Reorganization would be to propose that Style Manager continue its existence and be separately managed by Evergreen Asset or one of its affiliates, Style Manager would be offered through common distribution channels with the substantially similar Evergreen Growth and Income. Style Manager would also have to bear the cost of maintaining its separate existence. Signet and Evergreen Asset believe that the prospect of dividing the resources of the Evergreen mutual fund organization between two similar funds could result in each Fund being disadvantaged due to an inability to achieve optimum size, performance levels and the greatest possible economies of scale. Accordingly, for the reasons noted above and recognizing that there can be no assurance that any economies of scale or other benefits will be realized, Signet and Evergreen Asset believe that the proposed Reorganization would be in the best interests of each Fund and its shareholders.

         The Board of Trustees of The Virtus Funds met and considered the recommendation of Signet and Evergreen Asset and, in addition, considered among other things, (i) the terms and conditions of the Reorganization; (ii) whether the Reorganization would result in the dilution of shareholders' interests;
(iii) expense ratios, fees and expenses of Evergreen Growth and Income and Style Manager; (iv) the comparative performance records of each of the Funds; (v) compatibility of their investment objectives and policies; (vi) the investment experience, expertise and resources of Evergreen Asset; (vii) the service and distribution resources available to the Evergreen funds and the broad array of investment alternatives available to shareholders of the Evergreen funds; (viii) the personnel and financial resources of First Union and its affiliates; (ix) the fact that FUNB will bear the expenses incurred by Style Manager in connection with the Reorganization; (x) the fact that Evergreen Growth and Income will assume certain identified liabilities of Style Manager; and (xi) the expected federal income tax consequences of the Reorganization.

         The Trustees also considered the benefits to be derived by shareholders of Style Manager from the sale of its assets to Evergreen Growth and Income. In this regard, the Trustees considered the potential benefits of being associated with a larger entity and the economies of scale that could be realized by the participation in such an entity by shareholders of Style Manager.

         In addition, the Trustees considered that there are alternatives available to shareholders of Style Manager, including the ability to redeem their shares, as well as the option to vote against the Reorganization.

         During their consideration of the Reorganization the Trustees met with Fund counsel and counsel to the Independent Trustees regarding the legal issues involved. The Trustees of Evergreen Equity Trust also concluded at a meeting on September 16, 1997 that the proposed Reorganization would be in the best interests of shareholders of Evergreen Growth and Income and that the interests of the shareholders of Evergreen Growth and Income would not be diluted as a result of the transactions contemplated by the Reorganization.

                   THE TRUSTEES OF THE VIRTUS FUNDS RECOMMEND
                 THAT THE SHAREHOLDERS OF STYLE MANAGER APPROVE
                          THE PROPOSED REORGANIZATION.

Agreement and Plan of Reorganization

         The following summary is qualified in its entirety by reference to the Plan (Exhibit A hereto).

         The Plan provides that Evergreen Growth and Income will acquire all of the assets of Style Manager in exchange for shares of Evergreen Growth and Income and the assumption by Evergreen Growth and Income of certain identified liabilities of Style Manager on or about February 27, 1998 or such other date as may be agreed upon by the parties (the "Closing Date"). Prior to the Closing Date, Style Manager will endeavor to discharge all of its known liabilities and obligations. Evergreen Growth and Income will not assume any liabilities or obligations of Style Manager other than those reflected in an unaudited statement of assets and liabilities of Style Manager prepared as of the close of regular trading on the NYSE, currently 4:00 p.m. Eastern time, on the business day immediately prior to the Closing Date. The number of full and fractional shares of each class of Evergreen Growth and Income to be received by the shareholders of Style Manager will be determined by multiplying the respective outstanding class of shares of Style Manager by a factor which shall be computed by dividing the net asset value per share of the respective class of shares of Style Manager by the net asset value per share of the respective class of shares of Evergreen Growth and Income. Such computations will take place as of the close of regular trading on the NYSE on the business day immediately prior to the Closing Date. The net asset value per share of each class will be determined by dividing assets, less liabilities, in each case attributable to the respective class, by the total number of outstanding shares.

         State Street Bank and Trust Company, the custodian for Evergreen Growth and Income, will compute the value of each Fund's respective portfolio securities. The method of valuation employed will be consistent with the procedures set forth in the Prospectus and Statement of Additional Information of Evergreen Growth and Income, Rule 22c-1 under the 1940 Act, and with the interpretations of such Rule by the SEC's Division of Investment Management.

         At or prior to the Closing Date, Style Manager will have declared a dividend or dividends and distribution or distributions which, together with all previous dividends and distributions, shall have the effect of distributing to the Fund's shareholders (in shares of the Fund, or in cash, as the shareholder has previously elected) all of the Fund's net investment company taxable income for the taxable period ending on the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gains realized in all taxable periods ending on the Closing Date (after reductions for any capital loss carryforward).

         As soon after the Closing Date as conveniently practicable, Style Manager will liquidate and distribute pro rata to shareholders of record as of the close of business on the Closing Date the full and fractional shares of Evergreen Growth and Income received by Style Manager. Such liquidation and distribution will be accomplished by the establishment of accounts in the names of the Fund's shareholders on the share records of Evergreen Growth and Income's transfer agent. Each account will represent the respective pro rata number of full and fractional shares of Evergreen Growth and Income due to the Fund's shareholders. All issued and outstanding shares of Style Manager, including those represented by certificates, will be canceled. The shares of Evergreen Growth and Income to be issued will have no preemptive or conversion rights. After such distributions and the winding up of its affairs, Style Manager will be terminated. In connection with such termination, The Virtus Funds will file with the SEC an application for termination as a registered investment company.

         The consummation of the Reorganization is subject to the conditions set forth in the Plan, including approval by Style Manager's shareholders, accuracy of various representations and warranties and receipt of opinions of counsel, including opinions with respect to those matters referred to in "Federal Income Tax Consequences" below. Notwithstanding approval of Style Manager's shareholders, the Plan may be terminated (a) by the mutual agreement of Style Manager and Evergreen Growth and Income; or (b) at or prior to the Closing Date by either party (i) because of a breach by the other party of any representation, warranty, or agreement contained therein to be performed at or prior to the Closing Date if not cured within 30 days, or (ii) because a condition to the obligation of the terminating party has not been met and it reasonably appears that it cannot be met.

         The expenses of Style Manager in connection with the Reorganization (including the cost of any proxy soliciting agent) will be borne by FUNB whether or not the Reorganization is consummated. No portion of such expenses will be borne directly or indirectly by Style Manager or its shareholders. There are not any liabilities or any expected reimbursements in connection with the 12b-1 Plan of Style Manager. As a result, no 12b-1 liabilities will be assumed by Evergreen Growth and Income following the Reorganization.

         If the Reorganization is not approved by shareholders of Style Manager, the Board of Trustees of The Virtus Funds will consider other possible courses of action in the best interests of shareholders.

Federal Income Tax Consequences

         The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a) of the Code. As a condition to the closing of the Reorganization, Style Manager will receive an opinion of counsel to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, for federal income tax purposes, upon consummation of the Reorganization:

         (1) The transfer of all of the assets of Style Manager solely in exchange for shares of Evergreen Growth and Income and the assumption by Evergreen Growth and Income of certain identified liabilities, followed by the distribution of Evergreen Growth and Income's shares by Style Manager in dissolution and liquidation of Style Manager, will constitute a "reorganization" within the meaning of section 368(a)(1)(C) of the Code, and Evergreen Growth and Income and Style Manager will each be a "party to a reorganization" within the meaning of section 368(b) of the Code;

         (2) No gain or loss will be recognized by Style Manager on the transfer of all of its assets to Evergreen Growth and Income solely in exchange for Evergreen Growth and Income's shares and the assumption by Evergreen Growth and Income of certain identified liabilities of Style Manager or upon the distribution of Evergreen Growth and Income's shares to Style Manager's shareholders in exchange for their shares of Style Manager;

         (3) The tax basis of the assets transferred will be the same to Evergreen Growth and Income as the tax basis of such assets to Style Manager immediately prior to the Reorganization, and the holding period of such assets in the hands of Evergreen Growth and Income will include the period during which the assets were held by Style Manager;

         (4) No gain or loss will be recognized by Evergreen Growth and Income upon the receipt of the assets from Style Manager solely in exchange for the shares of Evergreen Growth and Income and the assumption by Evergreen Growth and Income of certain identified liabilities of Style Manager;

         (5) No gain or loss will be recognized by Style Manager's shareholders upon the issuance of the shares of Evergreen Growth and Income to them, provided they receive solely such shares (including fractional shares) in exchange for their shares of Style Manager; and

         (6) The aggregate tax basis of the shares of Evergreen Growth and Income, including any fractional shares, received by each of the shareholders of Style Manager pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of Style Manager held by such shareholder immediately prior to the Reorganization, and the holding period of the shares of Evergreen Growth and Income, including fractional shares, received by each such shareholder will include the period during which the shares of Style Manager exchanged therefor were held by such shareholder (provided that the shares of Style Manager were held as a capital asset on the date of the Reorganization).

         Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If the Reorganization is consummated but does not qualify as a tax-free reorganization under the Code, shareholders of Style Manager would recognize a taxable gain or loss equal to the difference between his or her tax basis in his or her Fund shares and the fair market value of Evergreen Growth and Income shares he or she received. Shareholders of Style Manager should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. It is not anticipated that the securities of the combined portfolio will be sold in significant amounts in order to comply with the policies and investment practices of Evergreen Growth and Income. Since the foregoing discussion relates only to the federal income tax consequences of the Reorganization, shareholders of Style Manager should also consult their tax advisers as to the state and local tax consequences, if any, of the Reorganization.

Pro-forma Capitalization

         The following table sets forth the capitalizations of Evergreen Growth and Income and Style Manager as of September 30, 1997 and the capitalization of Evergreen Growth and Income on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 0.53 Class A shares of Evergreen Growth and Income issued for each Investment share of Style Manager.



                        Capitalization of Style Manager,
                    Evergreen Growth and Income and Evergreen
                          Growth and Income (Pro Forma)


                                                                                                Evergreen
                                                                                                Growth and
                                                                  Evergreen                     Income (After
                                       Style                      Growth and                    Reorgani-
                                       Manager                    Income                        zation)
                                       ---------                  --------                      ------------

Net Assets
   Investment.....................     $76,873,948                N/A                           N/A
   Class A........................     N/A                        $195,283,081                  $272,157,029
   Class B........................     N/A                        $629,559,927                  $629,559,927
   Class C........................     N/A                        $28,813,416                   $28,813,416
   Class Y........................     N/A                        $671,871,763                  $671,871,763
   Total Net
     Assets.......................     $76,873,948                $1,525,528,187                $1,602,402,135
Net Asset Value Per
Share
   Investment.....................     $15.37                     N/A                           N/A
   Class A........................     N/A                        $28.86                        $28.86


                                                                                                Evergreen
                                                                                                Growth and
                                                                  Evergreen                     Income (After
                                       Style                      Growth and                    Reorgani-
                                       Manager                    Income                        zation)
                                       ---------                  --------                      ------------
   Class B........................     N/A                        $28.68                        $28.68
   Class C........................     N/A                        $28.68                        $28.68
   Class Y........................     N/A                        $28.90                        $28.90
Shares Outstanding
   Investment.....................     5,002,112                  N/A                           N/A
   Class A........................     N/A                        6,766,114                     9,430,250
   Class B........................     N/A                        21,968,108                    21,968,108
   Class C........................     N/A                        1,004,490                     1,004,490
   Class Y........................     N/A                        23,251,104                    23,251,104
                                       ----------                 ----------                    ----------
   All Classes....................     5,002,112                  52,969,816                    55,653,952


         The table set forth above should not be relied upon to reflect the number of shares to be received in the Reorganization; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the Reorganization.

Shareholder Information

     As of December 26, 1997 (the "Record Date"), there were Investment shares of beneficial interest of Style Manager outstanding.

         As of October 31, 1997, the officers and Trustees of The Virtus Funds beneficially owned as a group less than 1% of the outstanding shares of Style Manager. To Style Manager's knowledge, no person owned beneficially or of record more than 5% of Style Manager's total outstanding shares as of October 31, 1997.

                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

         The following discussion is based upon and qualified in its entirety by the descriptions of the respective investment objectives, policies and restrictions set forth in the respective Prospectus and Statement of Additional Information of the Funds. The investment objective, policies and restrictions of Evergreen Growth and Income can be found in the Prospectus of Evergreen Growth and Income under the caption "Investment Objectives and Policies." Evergreen Growth and Income's Prospectus also offers additional funds advised by Evergreen Asset or its affiliates. These additional funds are not involved in the Reorganization, their investment objectives and policies are not discussed in this Prospectus/Proxy Statement and their shares are not offered hereby. The investment objective, policies and restrictions of Style Manager can be found in the Prospectus of the Fund under the caption "Investment Objective and Policies of each Fund." Unlike the investment objective of Style Manager, which is fundamental, the investment objective of Evergreen Growth and Income is non-fundamental and can be changed by the Board of Trustees without shareholder approval.

         The investment objective of Evergreen Growth and Income is to achieve a return composed of capital appreciation in the value of its shares and current income. The Fund seeks to achieve its investment objective by investing in the securities of companies which are undervalued in the marketplace relative to those companies' assets, breakup value, earnings or potential earnings growth. These companies are often found among those which have had a record of financial success but are currently in disfavor in the marketplace for reasons the Fund's investment adviser perceives as temporary or erroneous. Such investments when successfully timed are expected to be the means for achieving the Fund's investment objective. This inherently contrarian approach may require greater reliance upon the analytical and research capabilities of the Fund's investment adviser than an investment in certain other equity funds. Consequently, an investment in the Fund may involve more risk than other equity funds.

         The Fund will use the "value timing" approach as a process for purchasing securities when events indicate that fundamental investment values are being ignored in the marketplace. Fundamental investment value is based on one or more of the following: assets - tangible and intangible (examples of the latter include brand names or licenses), capitalization of earnings, cash flow or potential earnings growth. A discrepancy between market valuation and fundamental value often arises due to the presence of unrecognized assets or business opportunities, or as a result of incorrectly perceived or short-term negative factors. Changes in regulations, basic economic or monetary shifts and legal action (including the initiation of bankruptcy proceedings) are some of the factors that create these capital appreciation opportunities.

         The Fund will invest primarily in common stocks and securities convertible into or exchangeable for common stock. It is anticipated that the Fund's investments in these securities will contribute to the Fund's return primarily through capital appreciation. In addition, the Fund will invest in nonconvertible preferred stocks and debt securities. It is anticipated that the Fund's investments in these securities will also produce capital appreciation, but the current income component of return will be a more significant factor in their selection. However, the Fund will invest in nonconvertible preferred stock and debt securities only if the anticipated capital appreciation plus income from such investments is equivalent to that anticipated from investments in equity or equity-related securities. The Fund may invest up to 5% of its total assets in debt securities which are rated below investment grade, commonly known as "junk bonds." Evergreen Growth and Income does not intend to engage in options and futures transactions.

         The investment objective of Style Manager is to provide growth of capital.

         Style Manager pursues its investment objective by investing primarily (i.e., at least 65% of its assets under normal conditions) in common stocks of large, medium and small capitalization companies which are listed either on the New York or American Stock Exchanges or traded in the over-the-counter market. Style Manager may also invest in corporate preferred stocks, bonds, notes, warrants, rights and convertible securities, in American Depositary Receipts and in high-quality, short-term money market instruments such as commercial paper of domestic and foreign issuers and obligations of domestic and foreign banks.

         The debt securities (including convertible securities) in which Style Manager may invest must be rated, at the time of purchase, BBB or higher by Standard & Poor's Ratings Group or Fitch Investor Services, L.P. or Baa or higher by Moody's Investors Service or, if unrated, be of comparable quality as determined by the Fund's investment adviser. If a security's rating is reduced below the required minimum after Style Manager has purchased it, Style Manager is not required to sell the security but may consider doing so.

         Style Manager may enter into put and call options contracts and futures contracts. Evergreen Growth and Income will only write covered call options and will not engage in other options or futures transactions. With respect to put and calls, Style Manager currently limits the value of the assets underlying such options to not more than 25% of net assets, and will limit the premiums paid for options to 20% of net assets. Style Manager will limit the margin deposits entered into by the Fund to 5% of its net assets. Call options written by Evergreen Growth and Income (i) must be listed on a national securities exchange, and (ii) must have the aggregate market value of the underlying securities not exceed 25% of the Fund's net assets, taken at current market value on the date of any such writing.

         The characteristics of each investment policy and the associated risks are described in each Fund's respective Prospectus and Statement of Additional Information. The Funds have other investment policies and restrictions which are also set forth in the Prospectus and Statement of Additional Information of each Fund.

                 COMPARATIVE INFORMATION ON SHAREHOLDERS' RIGHTS

Forms of Organization

         Evergreen Equity Trust and The Virtus Funds are open-end management investment companies registered with the SEC under the 1940 Act, which continuously offer shares to the public. Evergreen Equity Trust is organized as a Delaware business trust and The Virtus Funds is organized as a Massachusetts business trust. Each Trust is governed by a Declaration of Trust, By-Laws and a Board of Trustees. Each Trust is also governed by applicable Delaware, Massachusetts and federal law. Style Manager is a series of The Virtus Funds.

         As set  forth  in the  supplement  to  Evergreen  Growth  and  Income's
Prospectus, effective December 22, 1997, Evergreen Growth and Income Fund, a Massachusetts business trust, was reorganized (the "Delaware Reorganization") into a corresponding series (Evergreen Growth and Income) of Evergreen Equity Trust. In connection with the Delaware Reorganization, the Fund's investment objective was reclassified from "fundamental" to "non-fundamental" and therefore may be changed without shareholder approval; the Fund adopted certain standardized investment restrictions; and the Fund eliminated or reclassified from fundamental to non- fundamental certain of the Fund's other currently fundamental investment restrictions.

Capitalization

         The beneficial interests in Evergreen Growth and Income are represented by an unlimited number of transferable shares of beneficial interest $.001 par value per share. The beneficial interests in Style Manager are represented by an unlimited number of transferable shares of beneficial interest without par value. The respective Declaration of Trust under which each Fund has been established permits the Trustees to allocate shares into an unlimited number of series, and classes thereof, with rights determined by the Trustees, all without shareholder approval. Fractional shares may be issued. Each Fund's shares represent equal proportionate interests in the assets belonging to the Funds. Shareholders of each Fund are entitled to receive dividends and other amounts as determined by the Trustees. Shareholders of each Fund vote separately, by class, as to matters, such as approval of or amendments to Rule 12b-1 distribution plans, that affect only their particular class and by series as to matters, such as approval of or amendments to investment advisory agreements or proposed reorganizations, that affect only their particular series.

Shareholder Liability

         Under Massachusetts law, shareholders of a business trust could, under certain circumstances, be held personally liable for the obligations of the business trust. However, the Declaration of Trust under which Style Manager was established disclaims shareholder liability for acts or obligations of the series and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the Trustees. The Declaration of Trust provides for indemnification out of the series property for all losses and expenses of any shareholder held personally liable for the obligations of the series. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which a disclaimer is inoperative and the series or the trust itself would be unable to meet its obligations.

         Under Delaware law, shareholders of a Delaware business trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. No similar statutory or other authority limiting business trust shareholder liability exists in any other state. As a result, to the extent that Evergreen Equity Trust or a shareholder is subject to the jurisdiction of courts in those states, the courts may not apply Delaware law, and may thereby subject shareholders of a Delaware trust to liability. To guard against this risk, the Declaration of Trust of Evergreen Equity Trust (a) provides that any written obligation of the trust may contain a statement that such obligation may only be enforced against the assets of the Trust or the particular series in question and the obligation is not binding upon the shareholders of the Trust; however, the omission of such a disclaimer will not operate to create personal liability for any shareholder; and (b) provides for indemnification out of Trust property of any shareholder held personally liable for the obligations of Evergreen Equity Trust. Accordingly, the risk of a shareholder of the Delaware Trust incurring financial loss beyond that shareholder's investment because of shareholder liability is limited to circumstances in which: (i) the court refuses to apply Delaware law; (ii) no contractual limitation of liability was in effect; and (iii) the Trust itself would be unable to meet its obligations. In light of Delaware law, the nature of the Trust's business, and the nature of its assets, the risk of personal liability to a shareholder of Evergreen Equity Trust is remote.

Shareholder Meetings and Voting Rights

         Neither Evergreen Equity Trust on behalf of Evergreen Growth and Income nor The Virtus Funds on behalf of Style Manager is required to hold annual meetings of shareholders. However, a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee must be called when requested in writing by the holders of at least 10% of the outstanding shares of Evergreen Equity Trust or The Virtus Funds. In addition, each is required to call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office were elected by shareholders. Each Trust currently does not intend to hold regular shareholder meetings. Each Trust does not permit cumulative voting. Except when a larger quorum is required by applicable law, with respect to Evergreen Growth and Income, twenty-five percent (25%) of the outstanding shares entitled to vote, and with respect to Style Manager, a majority of the outstanding shares entitled to vote constitutes a quorum for consideration of such matter. For Evergreen Growth and Income and Style Manager, a majority of the votes cast and entitled to vote, is sufficient to act on a matter (unless otherwise specifically required by the applicable governing documents or other law, including the 1940
Act).

         Under the Declaration of Trust of Evergreen Equity Trust, each share of Evergreen Growth and Income is entitled to one vote for each dollar of net asset value applicable to each share. Under the voting provisions governing Style Manager, each share is entitled to one vote. Over time, the net asset values of the Funds have changed in relation to one another and are expected to continue to do so in the future. Because of the divergence in net asset values, a given dollar investment in a Fund with a lower net asset value will purchase more shares and, under Style Manager's voting provisions, have more votes, than the same investment in a series of The Virtus Funds with a higher net asset value. Under the Declaration of Trust of Evergreen Equity Trust, voting power is related to the dollar value of a shareholder's investment rather than to the number of shares held.

Liquidation or Dissolution

         In the event of the liquidation of Evergreen Growth and Income and Style Manager, the shareholders are entitled to receive, when, and as declared by the Trustees, the excess of the assets belonging to such Fund or attributable to the class over the liabilities belonging to the Fund or attributable to the class. In either case, the assets so distributable to shareholders of the Fund will be distributed among the shareholders in proportion to the number of shares of a class of the Fund held by them and recorded on the books of the Fund.

Liability and Indemnification of Trustees

         The Declarations of Trust of The Virtus Funds provides that a Trustee shall be liable only for his own willful defaults, and that no Trustee shall be protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

         The By-Laws of The Virtus Funds provide that a present or former Trustee or officer is entitled to indemnification against liabilities and expenses with respect to claims related to his or her position with the Trust, provided that no indemnification shall be provided to a Trustee or officer against any liability to the Trust or any series thereof or the shareholders of any series by reasons of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

         Under the Declaration of Trust of Evergreen Equity Trust, a Trustee is liable to the Trust and its shareholders only for such Trustee's own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee or the discharge of such Trustee's functions. As provided in the Declaration of Trust, each Trustee of the Trust is entitled to be indemnified against all liabilities against him or her, including the costs of litigation, unless it is determined that the Trustee
(i) did not act in good faith in the reasonable belief that such Trustee's action was in or not opposed to the best interests of the Trust; (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of such Trustee's duties; and (iii) in a criminal proceeding, had reasonable cause to believe that such Trustee's conduct was unlawful (collectively, "disabling conduct"). A determination that the Trustee did not engage in disabling conduct and is, therefore, entitled to indemnification may be based upon the outcome of a court action or administrative proceeding or by (a) a vote of a majority of those Trustees who are neither "interested persons" within the meaning of the 1940 Act nor parties to the proceeding or (b) an independent legal counsel in a written opinion. The Trust may also advance money for such litigation expenses provided that the Trustee undertakes to repay the Trust if his or her conduct is later determined to preclude indemnification and certain other conditions are met.

         The foregoing is only a summary of certain characteristics of the operations of the Declarations of Trust, By-Laws, Delaware and Massachusetts law and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declarations of Trust, By-Laws, Delaware and Massachusetts law directly for more complete information.

              INFORMATION REGARDING THE INTERIM ADVISORY AGREEMENT

Introduction

         In view of the Merger discussed above, and the factors discussed below, the Board of Trustees of The Virtus Funds recommends that shareholders of Style Manager approve the Interim Advisory Agreement. The Merger became effective on November 21, 1997. Pursuant to an order received from the SEC all fees payable under the Interim Advisory Agreement will be placed in escrow and paid to Virtus if shareholders approve the contract within 120 days of its effective date. The Interim Advisory Agreement will remain in effect until the earlier of the Closing Date for the Reorganization or two years from its effective date. The terms of the Interim Advisory Agreement are essentially the same as the Previous Advisory Agreement (as defined below). The only difference between the Previous Advisory Agreement and the Interim Advisory Agreement, if approved by shareholders, is the length of time each Agreement is in effect. A description of the Interim Advisory Agreement pursuant to which Virtus continues as investment adviser to Style Manager, as well as the services to be provided by Virtus pursuant thereto is set forth below under "Advisory Services." The description of the Interim Advisory Agreement in this Prospectus/Proxy Statement is qualified in its entirety by reference to the Interim Advisory Agreement, attached hereto as Exhibit B.

         Virtus, a Maryland corporation formed in 1995 to succeed to the business of Signet Asset Management, is a wholly-owned subsidiary of First Union. Virtus' address is 707 East Main Street, Suite 1300, Richmond, Virginia 23219. Virtus has served as investment adviser pursuant to an Investment Advisory Contract dated March 1, 1995, as amended on October 21, 1996. As used herein, the Investment Advisory Agreement, as amended, for Style Manager is referred to as the "Previous Advisory Agreement." At a meeting of the Board of Trustees of The Virtus Funds held on September 16, 1997, the Trustees, including a majority of the Independent Trustees, approved the Interim Advisory Agreement for Style Manager.

         The Trustees have authorized The Virtus Funds, on behalf of Style Manager, to enter into the Interim Advisory Agreement with Virtus. Such Agreement became effective on November 21, 1997. If the Interim Advisory
Agreement for Style Manager is not approved by shareholders, the Trustees will consider appropriate actions to be taken with respect to Style Manager's investment advisory arrangements at that time. The Previous Advisory Agreement was last approved by the Trustees, including a majority of the Independent Trustees, on February 24, 1997.

Comparison of the Interim Advisory Agreement and the Previous
Advisory Agreement

         Advisory Services. The management and advisory services to be provided by Virtus under the Interim Advisory Agreement are identical to those currently provided by Virtus under the Previous Advisory Agreement. Under the Previous Advisory Agreement and Interim Advisory Agreement, Virtus manages Style Manager and continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio securities.

         Federated Administrative Services ("FAS") currently acts as administrator of Style Manager. FAS will continue during the term of the Interim Advisory Agreement as Style Manager's administrator for the same compensation as currently received; except that on February 9, 1998, FAS' obligations to provide transfer agency services for Style Manager's shareholders will terminate and such services will be provided for the same fees by Evergreen Service Center. See "Summary - Administrators."

     Fees and Expenses. The investment advisory fees and expense limitations for Style Manager under the Previous Advisory Agreement and the Interim Advisory Agreement are identical. See "Summary - Investment Advisers and Sub- Advisers."

         Expense Reimbursement. The Previous Advisory Agreement included a provision which provides that Virtus may from time to time and for such periods as it deems appropriate reduce its compensation to the extent that the Fund's expenses exceed such lower expense limitation as Virtus may, by notice to The Virtus Funds, voluntarily declare to be effective. Furthermore, Virtus may, if it deems appropriate, assume expenses of the Fund or class to the extent that the Fund's or classes' expenses exceed such lower expense limitation as Virtus may, by notice to The Virtus Funds, voluntarily declare to be effective.

         The Interim Advisory Agreement contains an identical provision.

         Payment of Expenses and Transaction Charges. Under the Previous Advisory Agreement, The Virtus Funds was required to pay or cause to be paid on behalf of the Fund or each class, all of the Fund's or classes' expenses and the Fund's or classes' allocable share of The Virtus Funds' expenses.

         The Interim Advisory Agreement contains an identical provision.

         Limitation of Liability. The Previous Advisory Agreement provided that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties under the Agreement on the part of Virtus, Virtus was not liable to The Virtus Funds or to the Fund or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding or sale of any security.

         The Interim Advisory Agreement contains an identical provision.

         Termination; Assignment. The Interim Advisory Agreement provides that it may be terminated without penalty by vote of a majority of the outstanding voting securities of Style Manager (as defined in the 1940 Act) or by a vote of a majority of The Virtus Funds' entire Board of Trustees on 60 days' written notice to Virtus or by Virtus on 60 days' written notice to The Virtus Funds. Also, the Interim Advisory Agreement will automatically terminate in the event of its assignment (as defined in the 1940 Act). The Previous Advisory Agreement contained identical provisions as to termination and assignment.

Information about Style Manager's Investment Adviser

         Virtus, a registered investment adviser, manages, in addition to the Fund, other funds of The Virtus Funds, the Blanchard Group of Funds and three fixed income trust funds. The name and address of each executive officer and director of Virtus are set forth in Appendix A to this Prospectus/Proxy Statement.

         During the fiscal years ended September 30, 1997, 1996 and 1995, Virtus received from Style Manager management fees of $830,673, $657,611 and $374,393, respectively, of which $326,486, $290,966 and $374,393, respectively, were voluntarily waived. Signet acts as custodian for Style Manager and received $31,329 for the fiscal year ended September 30, 1997. Signet will continue to act as Style Manager's custodian during the term of the Interim Advisory Agreement.

         The Board of Trustees considered the Interim Advisory Agreement as part of its overall approval of the Plan. The Board of Trustees considered, among other things, the factors set forth above in "Reasons for the Reorganization." The Board of Trustees also considered the fact that there were no material differences between the terms of the Interim Advisory Agreement and the terms of the Previous Advisory Agreement.

           INFORMATION REGARDING THE INTERIM SUB-ADVISORY AGREEMENT

Introduction

         In view of the Merger discussed above, and the factors discussed below, the Board of Trustees of The Virtus Funds recommends that shareholders of Style Manager approve the Interim Sub-Advisory Agreement. Such Agreement became effective on November 21, 1997. Pursuant to an order from the SEC, all fees payable under the Interim Sub-Advisory Agreement will be placed in escrow and paid to Trend if shareholders approve the contract within 120 days of its effective date. The Interim Sub-Advisory Agreement will remain in effect until the earlier of the Closing Date for the Reorganization or two years from its effective date. The terms of the Interim Sub- Advisory Agreement are essentially the same as the Previous Sub-Advisory Agreement (as defined below). The only difference between the Previous Sub-Advisory Agreement and the Interim Sub-Advisory Agreement, if approved by shareholders, is the length of time the Agreement is in effect. A description of the Interim Sub-Advisory Agreement pursuant to which Trend continues as the investment sub-adviser to Style Manager, as well as the services to be provided by Trend pursuant thereto, is set forth below under "Sub-Advisory Services." The description of the Interim Sub-Advisory

Agreement in this Prospectus/Proxy Statement is qualified in its entirety by reference to the Interim Sub-Advisory Agreement, attached hereto as Exhibit C.

         Trend, 956 Interchange Tower, 600 S. Highway 169, Minneapolis, Minnesota 55426 has served as investment adviser to Style Manager pursuant to a Sub-Advisory Agreement, dated October 21, 1996. Trend was founded in 1992 by Thomas G. Fox, its President and Chief Investment Officer. Trend provides advisory services to individuals and institutions. Trend does not provide investment advisory services to any other mutual fund. See "Summary - Investment Advisers and Sub-Advisers." As used herein, the Sub-Advisory Agreement for Style Manager is referred to as the "Previous Sub-Advisory Agreement." At a meeting of the Board of Trustees of The Virtus Funds held on September 16, 1997, the Trustees, including a majority of the Independent Trustees, approved the Interim Sub-Advisory Agreement for Style Manager.

         The Trustees have authorized The Virtus Funds, on behalf of Style Manager, to enter into the Interim Sub-Advisory Agreement with Virtus and Trend. Such Agreement became effective on November 21, 1997. If the Interim Sub-Advisory Agreement for Style Manager is not approved by shareholders, the Trustees will consider appropriate actions to be taken with respect to Style Manager's investment sub-advisory arrangements at that time. The Previous Sub-Advisory Agreement was last approved by the Trustees, including a majority of the Independent Trustees, on November 21, 1996.

Comparison of the Interim Sub-Advisory Agreement and the Previous Sub-Advisory Agreement

         Sub-Advisory Services. The management and advisory services to be provided by Trend under the Interim Sub- Advisory Agreement are identical to those currently provided by Trend under the Previous Sub-Advisory Agreement. Under the Previous Sub-Advisory Agreement, Trend furnished to Virtus such investment advice, statistical and other factual information, as from time to time, was reasonably requested by Virtus for Style Manager.

         Fees and Expenses. The investment sub-advisory fees under the Previous Sub-Advisory Agreement and the Interim Sub- Advisory Agreement are identical. As compensation for its sub-advisory services under the Previous Sub-Advisory Agreement Trend was paid by Virtus a monthly fee as follows: (a) an amount equal to .10% of the first $60 million of the Fund's average daily net assets; and (b) with respect to average daily net assets of the Fund in excess of $60 million, an amount equal to (i) one-third of Virtus' advisory fee to the extent that such advisory fee is less than or equals 1% of the Fund's average daily net assets (but not to exceed .25% of the Fund's average daily net assets); plus (ii) to the extent that the annual advisory fee exceeds 1% of the Fund's average daily net assets, an additional amount equal to two-thirds of such excess. For the year ended September 30, 1997 Trend received an aggregate of $74,119 in advisory fees.

         The name and address of the principal executive officers and directors of Trend are set forth in Appendix B to this Prospectus/Proxy Statement.

         Expense Reimbursement. The Previous Sub-Advisory Agreement provided that in the event Virtus' fee from Style Manager was reduced in order to meet expense limitations imposed on the Fund by state securities laws, the sub-advisory fee shall be reduced by the same percentage as is the existing percentage Trend receives of Virtus' fee. The Interim Sub- Advisory Agreement contains an identical provision as to the expense reimbursement arrangement between Trend and Virtus.

         Limitation of Liability. The Previous Sub-Advisory Agreement provided that in the absence of willful misfeasance, bad faith or gross negligence on the part of Trend or reckless disregard by Trend of its duties under the Agreement, Trend shall not be liable to Virtus, The Virtus Funds or to any shareholder of The Virtus Funds for any act or omission in the course of, or connected with, rendering services thereunder or for any losses that may sustained in the purchase, holding or sale of any security. The Interim Sub-Advisory Agreement contains an identical provision.

         Termination; Assignment. The Interim Sub-Advisory Agreement provides that it may be terminated without penalty by vote of a majority of the outstanding voting securities of Style Manager (as defined in the 1940 Act) or by a vote of a majority of The Virtus Funds' entire Board of Trustees on 60 days' written notice to Trend or by Virtus or Trend on 120 days' written notice to the other party to the Agreement. Also, the Interim Sub-Advisory Agreement will automatically terminate in the event of its assignment (as defined in the 1940 Act). The Previous Sub-Advisory Agreement contained identical provisions as to termination and assignment.

         The Board of Trustees considered the Interim Sub-Advisory Agreement as part of its overall approval of the Plan. The Board of Trustees considered, among other things, the factors set forth above in "Reasons for the Reorganization." The Board of Trustees also considered the fact that there were no material differences between the terms of the Interim Sub- Advisory Agreement and the terms of the Previous Sub-Advisory Agreement.

                             ADDITIONAL INFORMATION

         Evergreen Growth and Income. Information concerning the operation and management of Evergreen Growth and Income is incorporated herein by reference from the Prospectus dated May 1, 1997, as amended, a copy of which are enclosed, and Statement of Additional Information dated December 1, 1997. A copy of such Statement of Additional Information is available upon request and without charge by writing to Evergreen Growth and Income at the address listed on the cover page of this Prospectus/Proxy Statement or by calling toll-free 1-800-343- 2898.

         Style Manager. Information about the Fund is included in its current Prospectus dated November 30, 1997 and in the Statement of Additional Information of the same date, that have been filed with the SEC, all of which are incorporated herein by reference. Copies of the Prospectus and Statement of Additional Information are available upon request and without charge by writing to Style Manager at the address listed on the cover page of this Prospectus/Proxy Statement or by calling toll-free 1-800-829-3863.

         Evergreen Growth and Income and Style Manager are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information, including proxy material and charter documents, with the SEC. These items can be inspected and copies obtained at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the SEC's Regional
Offices located at Northwest Atrium Center, 500 West Madison Street, Chicago, Illinois 60661-2511 and Seven World Trade Center, Suite 1300, New York, New York 10048.

                    VOTING INFORMATION CONCERNING THE MEETING

         This Prospectus/Proxy Statement is furnished in connection with a solicitation of proxies by the Trustees of The Virtus Funds to be used at the Special Meeting of Shareholders to be held at 2:00 p.m., February 20, 1998, at the offices of the Evergreen Funds, 200 Berkeley Street, Boston, Massachusetts 02116, and at any adjournments thereof. This Prospectus/Proxy Statement, along with a Notice of the meeting and a proxy card, is first being mailed to shareholders of Style Manager on or about January 5, 1998.

Only shareholders of record as of the close of business on the Record Date will be entitled to notice of, and to vote at, the Meeting or any adjournment thereof. The holders of a majority of the outstanding shares entitled to vote, at the close of business on the Record Date, present in person or represented by proxy, will constitute a quorum for the Meeting. If the enclosed form of proxy is properly executed and returned in time to be voted at the Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. Unmarked proxies will be voted FOR the proposed Reorganization, FOR the Interim Advisory Agreement, FOR the Interim Sub-Advisory Agreement and FOR any other matters deemed appropriate. Proxies that reflect abstentions and "broker non-votes" (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote or (ii) the broker or nominee does not have discretionary voting power on a particular matter) will be counted as shares that are present and entitled to vote for purposes of determining the presence of a quorum, but will not be counted as shares voted and will have no effect on the vote regarding the Plan. However, such "broker non-votes" will have the effect of being counted as votes against the Interim Advisory Agreement and the Interim Sub-Advisory Agreement which must be approved by a percentage of the shares present at the Meeting or a majority of the outstanding votes securities. A proxy may be revoked at any time on or before the Meeting by written notice to the Secretary of The Virtus Funds, Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. Unless revoked, all valid proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan and the Reorganization contemplated thereby, FOR approval of the Interim Advisory Agreement and FOR approval of the Interim Sub-Advisory Agreement.

         Approval of the Plan will require the affirmative vote of a majority of the shares voted and entitled to vote, with all classes voting together as a single class at the Meeting at which a quorum of the Fund's shares is present. Approval of the Interim Advisory Agreement and Interim Sub-Advisory Agreement will require the affirmative vote of (i) 67% or more of the outstanding voting securities if holders of more than 50% of the outstanding voting securities are present, in person or by proxy, at the Meeting, or (ii) more than 50% of the outstanding voting securities, whichever is less, with all classes voting together as one class. Each full share outstanding is entitled to one vote and each fractional share outstanding is entitled to a proportionate share of one vote.

         Proxy solicitations will be made primarily by mail, but proxy solicitations may also be made by telephone, telegraph or personal solicitations conducted by officers and employees of Evergreen Asset or Signet, their affiliates or other representatives of Style Manager (who will not be paid for their soliciting activities). Shareholder Communications Corporation has been engaged by Style Manager to assist in soliciting proxies.

         If you wish to participate in the Meeting, you may still submit the proxy card included with this Prospectus/Proxy Statement or attend in person. Any proxy given by you is revocable.

         In the event that sufficient votes to approve the Reorganization are not received by February 20, 1998, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any such adjournment will require an affirmative vote by the holders of a majority of the shares present in person or by proxy and entitled to vote at the Meeting. The persons named as proxies will vote upon such adjournment after consideration of all circumstances which may bear upon a decision to adjourn the Meeting.

         A shareholder who objects to the proposed Reorganization will not be entitled under either Massachusetts law or the Declaration of Trust of The
Virtus Funds to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that the Reorganization as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes and that, if the Reorganization is consummated, shareholders will be free to redeem the shares of Evergreen Growth and Income which they receive in the transaction at their then-current net asset value. Shares of Style Manager may be redeemed at any time prior to the consummation of the Reorganization. Shareholders of Style Manager may wish to consult their tax advisers as to any differing consequences of redeeming Fund shares prior to the Reorganization or exchanging such shares in the Reorganization.

         Style Manager does not hold annual shareholder meetings. If the Reorganization is not approved, shareholders wishing to submit proposals for consideration for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of The Virtus Funds at the address set forth on the cover of this Prospectus/Proxy Statement such that they will be received by the Fund in a reasonable period of time prior to any such meeting.

         The votes of the shareholders of Evergreen Growth and Income are not being solicited by this Prospectus/Proxy Statement and are not required to carry out the Reorganization.

         NOTICE TO BANKS, BROKER-DEALERS AND VOTING TRUSTEES AND THEIR NOMINEES. Please advise Style Manager whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of this Prospectus/Proxy Statement needed to supply copies to the beneficial owners of the respective shares.

                        FINANCIAL STATEMENTS AND EXPERTS

         The financial statements of Evergreen Growth and Income as of July 31, 1997 and the financial statements and financial highlights for the periods indicated therein, have been incorporated by reference herein and in the Registration Statement in reliance upon the report of KPMG Peat Marwick LLP, independent certified public accountants, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.

         The financial statements and financial highlights of Flexible Income incorporated in this Prospectus/Proxy Statement by reference from the Annual Report of Flexible Income for the year ended September 30, 1997 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report, which is incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

                                  LEGAL MATTERS

         Certain legal matters concerning the issuance of shares of Evergreen Growth and Income will be passed upon by Sullivan & Worcester LLP, Washington, D.C.

                                 OTHER BUSINESS

         The Trustees of The Virtus Funds do not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

         THE TRUSTEES OF THE VIRTUS FUNDS RECOMMEND APPROVAL OF THE PLAN, THE INTERIM ADVISORY AGREEMENT AND THE INTERIM SUB- ADVISORY AGREEMENT AND ANY UNMARKED PROXIES WITHOUT INSTRUCTIONS TO THE CONTRARY WILL BE VOTED IN FAVOR OF APPROVAL OF THE PLAN, THE INTERIM ADVISORY AGREEMENT AND THE INTERIM SUB-ADVISORY AGREEMENT.

January 5, 1998

                                   APPENDIX A

         The names and addresses of the principal executive officers and directors of Virtus Capital Management, Inc. are as follows:


OFFICERS:


Name                                Address
----                                -------
John Stephen Hall                   Virtus Capital Management, Inc.
                                    707 East Main Street
                                    Suite 1300
                                    Richmond, Virginia  23219
Tanya Orr Bird                      Virtus Capital Management, Inc.
                                    707 East Main Street
                                    Suite 1300
                                    Richmond, Virginia  23219
Josie Clemons Rosson                Virtus Capital Management, Inc.
                                    707 East Main Street
                                    Suite 1300
                                    Richmond, Virginia  23219



DIRECTORS:


Name                                                  Address
----                                                  -------
John S. Hall                                    Virtus Capital Management, Inc.
                                                707 East Main Street
                                                Suite 1300
                                                Richmond, Virginia  23219
Tanya Orr Bird                                  Virtus Capital Management, Inc.
                                                707 East Main Street
                                                Suite 1300
                                                Richmond, Virginia  23219

                                   APPENDIX B

     The names and addresses of the principal executive officers and directors of Trend Capital Management, Inc. are as follows:

OFFICERS AND DIRECTORS:


Name                                       Address
----                                       -------
Thomas G. Fox, President                   Trend Capital Management, Inc.
                                           600 S. Hwy 169, #950
                                           Minneapolis, MN 55426
Wayne R. Eskew, Vice President             Trend Capital Management, Inc.
                                           600 S. Hwy 169, #950
                                           Minneapolis, MN 55426
Darrel R. Lynn, CFO                        Trend Capital Management, Inc.
                                           600 S. Hwy 169, #950
                                           Minneapolis, MN 55426
Timothy W. O'Malley, Secretary             Trend Capital Management, Inc.
                                           600 S. Hwy 169, #950
                                           Minneapolis, MN 55426

                                                              EXHIBIT A

                      AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 20th day of November, 1997, by and between the Evergreen Equity Trust, a Delaware business trust, with its principal place of business at 200 Berkeley Street, Boston, Massachusetts 02116 (the "Trust") with respect to its Evergreen Growth and Income series (the "Acquiring Fund"), and The Virtus Funds, a Massachusetts business trust, with its principal place of business at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779 ("Virtus Funds"), with respect to its The Style Manager Fund series (the "Selling Fund").

         This Agreement is intended to be, and is adopted as, a plan of reorganization and liquidation within the meaning of Section 368(a)(1)(C) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of (i) the transfer of all of the assets of the Selling Fund in exchange solely for Class A shares of beneficial interest, $.001 par value per share, of the Acquiring Fund (the "Acquiring Fund Shares"); (ii) the assumption by the Acquiring Fund of certain identified liabilities of the Selling Fund; and (iii) the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Selling Fund in liquidation of the Selling Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

         WHEREAS, the Selling Fund and the Acquiring Fund are each a separate investment series of an open-end, registered investment company of the management type and the Selling Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

         WHEREAS, both Funds are authorized to issue their shares of beneficial interest;

         WHEREAS, the Trustees of the Trust have determined that the exchange of all of the assets of the Selling Fund for Acquiring Fund Shares and the assumption of certain identified liabilities of the Selling Fund by the Acquiring Fund on the terms and conditions hereinafter set forth are in the best interests of the Acquiring Fund's shareholders;

         WHEREAS, the Trustees of Virtus Funds have determined that the Selling Fund should exchange all of its assets and certain identified liabilities for Acquiring Fund Shares and that the interests of the existing shareholders of the Selling Fund will not be diluted as a result of the transactions contemplated herein;

         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

                                    ARTICLE I

         TRANSFER OF ASSETS OF THE SELLING FUND IN EXCHANGE FOR
             THE ACQUIRING FUND SHARES AND ASSUMPTION OF SELLING FUND
                 LIABILITIES AND LIQUIDATION OF THE SELLING FUND

         1.1 THE EXCHANGE. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Selling Fund agrees to transfer all of the Selling Fund's assets as set forth in paragraph 1.2 to the Acquiring Fund. The Acquiring Fund agrees in exchange therefor (i) to deliver to the Selling Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, determined by multiplying the shares outstanding of each class of the Selling Fund by the ratio computed by dividing the net asset value per share of each such class of the Selling Fund by the net asset value per share of the corresponding class of Acquiring Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume certain identified liabilities of the Selling Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing Date").

         1.2 ASSETS TO BE ACQUIRED. The assets of the Selling Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, and interests in futures and dividends or interest receivables, that is owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on the Closing Date.

         The Selling Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of Selling Fund's assets as of the date thereof. The Selling Fund hereby represents that as of the date of the execution of this Agreement there have been no changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of its business in connection with the purchase and sale of securities and the payment of its normal operating expenses.

         The Acquiring Fund will, within a reasonable time prior to the Closing Date, furnish the Selling Fund with a list of the securities, if any, on the Selling Fund's list referred to in the second sentence of this paragraph that do not conform to the Acquiring Fund's investment objectives, policies, and restrictions. The Selling Fund will, within a reasonable period of time prior to the Closing Date, furnish the Acquiring Fund with a list of its portfolio securities and other investments. In the event that the Selling Fund holds any investments that the Acquiring Fund may not hold, the Selling Fund, if requested by the Acquiring Fund, will dispose of such securities prior to the Closing Date. In addition, if it is determined that the Selling Fund and the Acquiring Fund portfolios, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Selling Fund if requested by the Acquiring Fund will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing, nothing herein will require the Selling Fund to dispose of any investments or securities if, in the reasonable judgment of the Selling Fund, such disposition would adversely affect the tax-free nature of the Reorganization or would violate the Selling Fund's fiduciary duty to its shareholders.

         1.3 LIABILITIES TO BE ASSUMED. The Selling Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume only those liabilities, expenses, costs, charges and reserves reflected on a Statement of Assets and Liabilities of the Selling Fund prepared on behalf of the Selling Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall assume only those liabilities of the Selling Fund reflected in such Statement of Assets and Liabilities and shall not assume any other liabilities, whether absolute or contingent, known or unknown, accrued or unaccrued, all of which shall remain the obligation of the Selling Fund.

         In addition, upon completion of the Reorganization, for purposes of calculating the maximum amount permitted to be charged to the Acquiring Fund under the National Association of Securities Dealers, Inc. Conduct Rule 2830, minus the amount of the sales charges paid or accrued (including asset based sales charges), plus permitted interest ("Aggregate NASD Cap"), the Acquiring Fund will add to its Aggregate NASD Cap immediately prior to the Reorganization the Aggregate NASD Cap of the Selling Fund immediately prior to the Reorganization.

         1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), (a) the Selling Fund will liquidate and distribute pro rata to the Selling Fund's shareholders of record, determined as of the close of business on the Valuation Date (the "Selling Fund Shareholders"), the Acquiring Fund Shares received by the Selling Fund pursuant to paragraph 1.1; and (b) the Selling Fund will thereupon proceed to dissolve as set forth in paragraph 1.8 below. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Selling Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be canceled on the books of the Selling Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

         1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the combined Prospectus and Proxy Statement on Form N-14 to be distributed to shareholders of the Selling Fund as described in paragraph 5.7.

         1.6 TRANSFER TAXES. Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

         1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Selling Fund is and shall remain the responsibility of the Selling Fund up to and including the Closing Date and such later date on which the Selling Fund is terminated.

         1.8  TERMINATION.   The  Selling  Fund  shall  be  terminated  promptly
following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

                                   ARTICLE II

                                    VALUATION

         2.1 VALUATION OF ASSETS. The value of the Selling Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of business on the New York Stock Exchange on the business day next preceding the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

         2.2 VALUATION OF SHARES. The net asset value per share of the Acquiring Fund Shares shall be the net asset value per share computed as of the close of business on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information.

         2.3 SHARES TO BE ISSUED. The number of the Acquiring Fund Shares of each class to be issued (including fractional shares, if any) in exchange for the Selling Fund's assets shall be determined by multiplying the shares outstanding of each class of the Selling Fund by the ratio computed by dividing the net asset value per share of the Selling Fund attributable to each of its classes by the net asset value per share of the respective classes of the Acquiring Fund determined in accordance with paragraph 2.2. Holders of Investment shares of the Selling Fund will receive Class A shares of the Acquiring Fund.

         2.4 DETERMINATION OF VALUE. All computations of value shall be made by State Street Bank and Trust Company in accordance with its regular practice in pricing the shares and assets of the Acquiring Fund.

                                   ARTICLE III

                            CLOSING AND CLOSING DATE

         3.1 CLOSING DATE. The Closing (the "Closing") shall take place on or about February 27, 1998 or such other date as the parties may agree to in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously immediately prior to the opening of business on the Closing Date unless otherwise provided. The Closing shall be held as of 9:00 a.m. at the offices of the Evergreen

Funds, 200 Berkeley Street, Boston, MA 02116, or at such other time and/or place as the parties may agree.

         3.2 CUSTODIAN'S CERTIFICATE. Signet Trust Company, as custodian for the Selling Fund (the "Custodian"), shall deliver at the Closing a certificate of an authorized officer stating that (a) the Selling Fund's portfolio securities, cash, and any other assets shall have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Selling Fund.

         3.3 EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Selling Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Selling Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

         3.4 TRANSFER AGENT'S CERTIFICATE. Evergreen Service Company, as transfer agent for the Selling Fund as of the Closing Date shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Selling Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver or cause Evergreen Service Company, its transfer agent as of the Closing Date, to issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of Virtus Funds or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other party or its counsel may reasonably request.

                                   ARTICLE IV

                         REPRESENTATIONS AND WARRANTIES

         4.1 REPRESENTATIONS OF THE SELLING FUND. The Selling Fund represents and warrants to the Acquiring Fund as follows:

                  (a) The Selling Fund is a separate investment series of a Massachusetts business trust duly organized, validly existing, and in good standing under the laws of The Commonwealth of Massachusetts.

                  (b) The Selling Fund is a separate investment series of a Massachusetts business trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect.

                  (c) The current prospectus and statement of additional information of the Selling Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                  (d) The Selling Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in violation of any provision of Virtus Funds' Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.

                  (e) The Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date except for liabilities, if any, to be discharged or reflected on the Statement of Assets and Liabilities as provided in paragraph
1.3 hereof.

                  (f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

                  (g) The financial statements of the Selling Fund at September 30, 1997 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of such date, and there are no known contingent liabilities of the Selling Fund as of such date not disclosed therein.

                  (h) Since September 30, 1997 there has not been any material adverse change in the Selling Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Selling Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of the Selling Fund shall not constitute a material adverse change.

                  (i) At the Closing Date, all federal and other tax returns and reports of the Selling Fund required by law to have been filed by such dates shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Selling Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

                  (j) For each fiscal year of its operation, the Selling Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

                  (k) All issued and outstanding shares of the Selling Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Selling Fund (except that, under Massachusetts law, Selling Fund Shareholders could under certain circumstances be held personally liable for obligations of the Selling Fund). All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.4. The Selling Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the Selling Fund shares, nor is there outstanding any security convertible into any of the Selling Fund shares.

                  (l) At the Closing Date, the Selling Fund will have good and marketable title to the Selling Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund and accepted by the Acquiring Fund.

                  (m) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling Fund and, subject to approval by the Selling Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                  (n) The information to be furnished by the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

                  (o) The Proxy Statement of the Selling Fund to be included in the Registration Statement (as defined in paragraph 5.7)(other than information therein that relates to the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

         4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to the Selling Fund as follows:

                  (a) The Acquiring Fund is a separate investment series of a Delaware business trust duly organized, validly existing and in good standing under the laws of the State of Delaware.

                  (b) The Acquiring Fund is a separate investment series of a Delaware business trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                  (d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of the Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

                  (e) Except as otherwise disclosed in writing to the Selling Fund and accepted by the Selling Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

                  (f) The financial statements of the Acquiring Fund at July 31, 1997 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Selling Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein.

                  (g) Since July 31, 1997, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Selling Fund. For the purposes of this subparagraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

                  (h) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law then to be filed by such dates shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid or provision shall have been made for the payment thereof. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

                  (i) For each fiscal year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

                  (j) All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

                  (k) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the
Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                  (l) The Acquiring Fund Shares to be issued and delivered to the Selling Fund, for the account of the Selling Fund Shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

                  (m) The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto.

                  (n) The Prospectus and Proxy Statement (as defined in paragraph 5.7) to be included in the Registration Statement (only insofar as it relates to the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

                  (o) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

                                    ARTICLE V

              COVENANTS OF THE ACQUIRING FUND AND THE SELLING FUND

         5.1 OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Selling Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

         5.2 APPROVAL OF SHAREHOLDERS. Virtus Funds will call a meeting of the Selling Fund Shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

         5.3 INVESTMENT REPRESENTATION. The Selling Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

         5.4 ADDITIONAL INFORMATION. The Selling Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund shares.

         5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Selling Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

         5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Selling Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Selling Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be reviewed by KPMG Peat Marwick LLP and certified by Virtus Funds' President and Treasurer.

         5.7 PREPARATION OF FORM N-14 REGISTRATION STATEMENT. The Selling Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which will include the proxy statement, referred to in paragraph 4.1(o) (the "Prospectus and Proxy Statement"), all to be included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act in connection with the meeting of the Selling Fund Shareholders to consider approval of this Agreement and the transactions contemplated herein.

         5.8 CAPITAL LOSS CARRYFORWARDS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquiring Fund and the Selling Fund shall cause KPMG Peat Marwick LLP to issue a letter addressed to the Acquiring Fund and the Selling Fund, in form and substance satisfactory to the Funds, setting forth the federal income tax implications relating to capital loss carryforwards (if any) of the Selling Fund and the related impact, if any, of the proposed transfer of all of the assets of the Selling Fund to the Acquiring Fund and the ultimate dissolution of the Selling Fund, upon the shareholders of the Selling Fund.

                                   ARTICLE VI

                 CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SELLING FUND

         The obligations of the Selling Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

         6.1 All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Acquiring Fund shall have delivered to the Selling Fund a certificate executed in its name by the Trust's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance reasonably satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

         6.2 The Selling Fund shall have received on the Closing Date an opinion from Sullivan & Worcester LLP, counsel to the Acquiring Fund, dated as of the Closing Date, in a form reasonably satisfactory to the Selling Fund, covering the following points:

                  (a) The Acquiring Fund is a separate investment series of a Delaware business trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets and to carry on its business as presently conducted.

                  (b) The Acquiring Fund is a separate investment series of a Delaware business trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) This Agreement has been duly authorized, executed, and delivered by the Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement by the Selling Fund, is a valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights generally and to general equity principles.

                  (d) Assuming that a consideration therefor not less than the net asset value thereof has been paid, the Acquiring Fund Shares to be issued and delivered to the Selling Fund on behalf of the Selling Fund Shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights in respect thereof.

                  (e) The Registration Statement, to such counsel's knowledge, has been declared effective by the Commission and no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

                  (f) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Trust's Declaration of Trust or By-Laws or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Acquiring Fund is a party or by which it or any of its properties may be bound or to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Acquiring Fund is a party or by which it is bound.

                  (g) Only insofar as they relate to the Acquiring Fund, the descriptions in the Prospectus and Proxy Statement of statutes, legal and governmental proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

                  (h) Such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Acquiring Fund, existing on or before the effective date of the Registration Statement or the Closing Date required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

                  (i) To  the  knowledge  of  such  counsel,  no  litigation  or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Fund or any of its properties or assets and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business, other than as previously disclosed in the Registration Statement.

         Such counsel shall also state that they have participated in conferences with officers and other representatives of the Acquiring Fund at which the contents of the Prospectus and Proxy Statement and related matters were discussed and, although they are not passing upon and do not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Prospectus and Proxy Statement (except to the extent indicated in paragraph (g) of their above opinion), on the basis of the foregoing (relying as to materiality to a large extent upon the opinions of the Acquiring Fund's officers and other representatives of the Acquiring Fund), no facts have come to their attention that lead them to believe that the Prospectus and Proxy Statement as of its date, as of the date of the Selling Fund Shareholders' meeting, and as of the Closing Date, contained an untrue statement of a material fact or omitted to state a material fact required to be stated therein regarding the Acquiring Fund or necessary, in the light of the circumstances under which they were made, to make the statements therein regarding the Acquiring Fund not misleading. Such opinion may state that such counsel does not express any opinion or belief as to the financial statements or any financial or statistical data, or as to the information relating to the Selling Fund, contained in the Prospectus and Proxy Statement or the Registration Statement, and that such opinion is solely for the benefit of Virtus Funds and the Selling Fund. Such opinion shall contain such other assumptions and limitations as shall be in the opinion of Sullivan & Worcester LLP appropriate to render the opinions expressed therein.

         In this paragraph 6.2, references to Prospectus and Proxy Statement include and relate to only the text of such Prospectus and Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

         6.3 The merger between First Union Corporation and Signet Banking Corporation shall be completed prior to the Closing Date.

                                   ARTICLE VII

              CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

         The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Selling Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

         7.1 All representations, covenants, and warranties of the Selling Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Selling Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by Virtus Funds' President or Vice President and the Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

         7.2 The Selling Fund shall have delivered to the Acquiring Fund a statement of the Selling Fund's assets and liabilities, together with a list of the Selling Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of Virtus Funds.

         7.3.1 The Acquiring Fund shall have received on the Closing Date an opinion of Dickstein Shapiro Morin & Oshinsky LLP, counsel to the Selling Fund, in a form satisfactory to the Acquiring Fund covering the following points:

                  (a) The Selling Fund is a separate investment series of a Massachusetts business trust duly organized, validly existing and in good standing under the laws of The Commonwealth of Massachusetts and has the power to own all of its properties and assets and to carry on its business as presently conducted.

                  (b) The Selling Fund is a separate investment series of a Massachusetts business trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) This Agreement has been duly authorized, executed and delivered by the Selling Fund and, assuming due authorization, execution, and delivery of this Agreement by the Acquiring Fund, is a valid and binding obligation of the Selling Fund enforceable against the Selling Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles.

                  (d) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or The Commonwealth of Massachusetts is required for consummation by the Selling Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

                  (e) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of Virtus Funds' Declaration of Trust or By-laws, or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Selling Fund is a party or by which it or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Selling Fund is a party or by which it is bound.

                  (f) The descriptions in the Prospectus and Proxy Statement of this Agreement, as set forth under the caption "Reasons for the Reorganization - Agreement and Plan of Reorganization," the Interim Advisory Agreement and the Previous Advisory Agreement, as set forth under the caption "Information Regarding the Interim Advisory Agreement," the Interim Sub-Advisory Agreement and the Previous Sub-Advisory Agreement, as set forth under the caption "Information Regarding the Interim Sub-Advisory Agreement" and the description of voting requirements applicable to approval of the Interim Advisory Agreement and Interim Sub-Advisory Agreement, as set forth under the caption "Voting Information Concerning the Meeting," insofar as the latter constitutes a summary of applicable voting requirements under the Investment Company Act of 1940, as amended, are, in each case, accurate and fairly present the information required to be shown by the applicable requirements of Form N-14.

                  (g) Such counsel does not know of any legal or governmental proceedings, insofar as they relate to the Selling Fund existing on or before the date of mailing of the Prospectus and Proxy Statement and the Closing Date, required to be described in the Prospectus and Proxy Statement or to be filed as an exhibit to the Registration Statement which are not described or filed as required.

                  (h) To  the  knowledge  of  such  counsel,  no  litigation  or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Selling Fund or any of its respective properties or assets and the Selling Fund is neither a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Prospectus and Proxy Statement.

                  7.3.2 The Acquiring Fund shall have received on the Closing Date an opinion of C. Grant Anderson, Esq., Assistant Secretary of Virtus Funds, in form satisfactory to the Acquiring Fund as follows: Assuming that a consideration therefor of not less than the net asset value thereof has been paid, and assuming that such shares were issued in accordance with the terms of the Selling Fund's registration statement, or any amendment thereto, in effect at the time of such issuance, all issued and outstanding shares of the Selling Fund are legally issued and fully paid and non-assessable (except that, under Massachusetts law, Selling Fund Shareholders could under certain circumstances be held personally liable for obligations of the Selling Fund).

         Mr. Anderson shall also state that he has reviewed and is familiar with the contents of the Prospectus and Proxy Statement and, although he is not passing upon and does not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Prospectus and Proxy Statement, on the basis of the foregoing, no facts have come to his attention that lead him to believe that the Prospectus and Proxy Statement as of its date, as of the date of the Selling Fund Shareholders' meeting, and as of the Closing Date, contained an untrue statement of a material fact or omitted to state a material fact required to be stated therein regarding the Selling Fund or necessary, in the light of the circumstances under which they were made, to make the statements therein regarding the Selling Fund not misleading. Such opinion may state that he does not express any opinion or belief as to the financial statements or any financial or statistical data, or as to the information relating to the

Acquiring Fund, contained in the Prospectus and Proxy Statement or Registration Statement.

         The opinions set forth in paragraphs 7.3.1 and 7.3.2 may state that such opinions are solely for the benefit of the Acquiring Fund. Such opinions shall contain such other assumptions and limitations as shall be in the opinion of Dickstein Shapiro Morin & Oshinsky LLP and C. Grant Anderson, as applicable, appropriate to render the opinions expressed therein, and shall indicate, with respect to matters of Massachusetts law, that as Dickstein Shapiro Morin & Oshinsky LLP and C. Grant Anderson are not admitted to the bar of Massachusetts, such opinions are based either upon the review of published statutes, cases and rules and regulations of the Commonwealth of Massachusetts or upon an opinion of Massachusetts counsel.

         In this paragraph 7.3, references to Prospectus and Proxy Statement include and relate to only the text of such Prospectus and Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

         7.4 The merger between First Union Corporation and Signet Banking Corporation shall be completed prior to the Closing Date.

                                  ARTICLE VIII

         FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING
                            FUND AND THE SELLING FUND

         If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Selling Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

         8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Selling Fund in accordance with the provisions of Virtus Funds' Declaration of Trust and By-Laws and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.1.

         8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940

Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

         8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary "no-action" positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Selling Fund, provided that either party hereto may for itself waive any of such conditions.

         8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

         8.5 The Selling Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Selling Fund Shareholders all of the Selling Fund's net investment company taxable income for all taxable periods ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gains realized in all taxable periods ending on or prior to the Closing Date (after reduction for any capital loss carryforward).

         8.6 The parties shall have  received a favorable  opinion of Sullivan &
Worcester   LLP,   addressed  to  the  Acquiring   Fund  and  the  Selling  Fund
substantially to the effect that for federal income tax purposes:

                  (a) The transfer of all of the Selling Fund assets in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of certain stated liabilities of the Selling Fund followed by the distribution of the Acquiring Fund Shares to the Selling Fund in dissolution and liquidation of the Selling Fund will constitute a "reorganization" within the meaning of Section 368(a)(1)(C) of the Code and the Acquiring Fund and the Selling Fund will each be a "party to a reorganization" within the meaning of
Section 368(b) of the Code.

                  (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Selling Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of certain stated liabilities of the Selling Fund.

                  (c) No gain or loss will be recognized by the Selling Fund upon the transfer of the Selling Fund assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of certain stated liabilities of the Selling Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to Selling Fund Shareholders in exchange for their shares of the Selling Fund.

                  (d) No gain or loss will be recognized by the Selling Fund Shareholders upon the exchange of their Selling Fund shares for the Acquiring Fund Shares in liquidation of the Selling Fund.

                  (e) The aggregate tax basis for the Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Selling Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund Shares to be received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefor were held by such shareholder (provided the Selling Fund shares were held as capital assets on the date of the Reorganization).

                  (f) The tax basis of the Selling Fund assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Selling Fund immediately prior to the Reorganization, and the holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

         Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.6.

         8.7 The Acquiring Fund shall have received from KPMG Peat Marwick LLP a letter addressed to the Acquiring Fund, in form and substance satisfactory to the Acquiring Fund, to the effect that:

                  (a) they are independent certified public accountants with respect to the Selling Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

                  (b) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus and Proxy Statement has been obtained from and is consistent with the accounting records of the Selling Fund;

                  (c) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the projected expense ratios appearing in the Registration Statement and Prospectus and Proxy Statement agree with underlying accounting records of the Selling Fund or with written estimates by Selling Fund's management and were found to be mathematically correct.

         In addition, the Acquiring Fund shall have received from KPMG Peat Marwick LLP a letter addressed to the Acquiring Fund dated on the Closing Date, in form and substance satisfactory to the Acquiring Fund, to the effect, that on the basis of limited procedures agreed upon by the Acquiring Fund (but not an examination in accordance with generally accepted auditing standards), the calculation of net asset value per share of the Selling Fund as of the Valuation Date was determined in accordance with generally accepted accounting practices and the portfolio valuation practices of the Acquiring Fund.

         8.8 The Selling Fund shall have received from KPMG Peat Marwick LLP a letter addressed to the Selling Fund, in form and substance satisfactory to the Selling Fund, to the effect that:

                  (a) they are independent certified public accountants with respect to the Acquiring Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

                  (b) on the basis of limited procedures agreed upon by the Selling Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus and Proxy Statement has been obtained from and is consistent with the accounting records of the Acquiring Fund; and

                  (c) on the basis of limited procedures agreed upon by the Selling Fund (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the projected expense ratio appearing in the Registration Statement and Prospectus and Proxy Statement agree with written estimates by each Fund's management and were found to be mathematically correct.

                                   ARTICLE IX

                                    EXPENSES

         9.1 Except as otherwise provided for herein, all expenses of the transactions contemplated by this Agreement incurred by the Selling Fund and the Acquiring Fund will be borne by First Union National Bank. Such expenses include, without limitation, (a) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (b) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (c) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection herewith in each state in which the Selling Fund Shareholders are resident as of the date of the mailing of the Prospectus and Proxy Statement to such shareholders; (d) postage; (e) printing; (f) accounting fees; (g) legal fees; and (h) solicitation costs of the transaction. Notwithstanding the foregoing, the Acquiring Fund shall pay its own federal and state registration fees.

                                    ARTICLE X

                    ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         10.1 The Acquiring Fund and the Selling Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

         10.2 The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

                                   ARTICLE XI

                                   TERMINATION

         11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Selling Fund. In addition, either the Acquiring Fund or the Selling Fund may at its option terminate this Agreement at or prior to the Closing Date because:

                  (a) of a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 30 days; or

                  (b) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

         11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either the Acquiring Fund, the Selling Fund, the Trust, Virtus Funds, the respective Trustees or officers, to the other party or its Trustees or officers.

                                   ARTICLE XII

                                   AMENDMENTS

         This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Selling Fund and the Acquiring Fund; provided, however, that following the meeting of the Selling Fund Shareholders called by the Selling Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Selling Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

                                  ARTICLE XIII

               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                             LIMITATION OF LIABILITY

         13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to the conflicts of laws provisions thereof; provided, however, that the due authorization, execution and delivery of this Agreement, in the case of the Selling Fund, shall be governed and construed in accordance with the laws of the Commonwealth of Massachusetts, without giving effect to the conflicts of laws provisions thereof.

         13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         13.5 It is expressly agreed that the obligations of the Selling Fund and the Acquiring Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of Virtus Funds or the Trust personally, but shall bind only the trust property of the Selling Fund and the Acquiring Fund, as provided in the Declarations of Trust of Virtus Funds and the Trust. The execution and delivery of this Agreement have been authorized by the Trustees of Virtus Funds on behalf of the Selling Fund and the Trust on behalf of the Acquiring Fund and signed by authorized officers of Virtus Funds and the Trust, acting as such, and neither such authorization by such Trustees nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Selling Fund and the Acquiring Fund as provided in the Declarations of Trust of Virtus Funds and the Trust.

         IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.


                                      EVERGREEN EQUITY TRUST ON BEHALF
                                      OF EVERGREEN GROWTH AND INCOME
                                      FUND
                                       By:

                                      Name:

                                      Title:



                                       THE VIRTUS FUNDS
                                       ON BEHALF OF THE STYLE
                                       MANAGER: LARGE CAP FUND
                                       By:

                                       Name:

                                       Title:

                                                               EXHIBIT B

                                THE VIRTUS FUNDS

                      INTERIM INVESTMENT ADVISORY AGREEMENT


         This Agreement is made between Virtus Capital Management, Inc., a Maryland corporation having its principal place of business in Richmond, Virginia (the "Adviser"), and The Virtus Funds, a Massachusetts business trust having its principal place of business in Pittsburgh, Pennsylvania (the "Trust").

         WHEREAS, the Trust is an open-end management investment company as that term is defined in the Investment Company act of 1940 (the "Act") and is registered as such with the Securities and Exchange Commission; and

         WHEREAS, the Adviser is engaged in the business of rendering investment advisory and management services.

         NOW, THEREFORE, the parties hereto, intending to be legally bound, agree as follows:

         1. The Trust hereby appoints Adviser as Investment Adviser for each of the portfolios ("Funds") of the Trust, which may be offered in one or more classes of shares ("Classes"), on whose behalf the Trust executes an exhibit to this Agreement, and Adviser, by its execution of each such exhibit, accepts the appointments. Subject to the direction of the Trustees of the Trust, Adviser shall provide investment research and supervision of the investments of each of the Funds and conduct a continuous program of investment evaluation and of appropriate sale or other disposition and reinvestment of each Fund's assets.

         2. Adviser, in its supervision of the investments of each of the Fund, will be guided by each of the Fund's fundamental investment policies and the provisions and restrictions contained in the Declaration of Trust and By-Laws of the Trust and as set forth in the Registration Statement and exhibits as may be on file with the Securities and Exchange Commission.

         3. The Trust shall pay or cause to be paid on behalf of each Fund or Class, all of the Fund's or Classes' expenses and the Fund's or Classes' allocable share of Trust expenses.

         4. The Trust, on behalf of each of the Funds shall pay to Adviser, for all services rendered to such Fund by Adviser hereunder the fees set forth in the exhibits attached hereto.

         5. The Adviser may from time to time and for such periods as it deems appropriate reduce its compensation to the extent that any Fund's expenses exceed such lower expense limitation as the Adviser may, by notice to the Trust, voluntarily declare to be effective. Furthermore, the Adviser may, if it deems appropriate, assume expenses of one or more Fund or Class to the extent that any Fund's or Classes' expenses exceed such lower expense limitation as the Adviser may, by notice to the Trust, voluntarily declare to be effective.

         6. This Agreement shall begin for each Fund on the date that the Trust executes an exhibit to this Agreement relating to such Fund. This Agreement shall remain in effect for each Fund until the earlier of the Closing Date defined in the Agreement and Plan of Reorganization to be dated as of November 20, 1997 with respect to each Fund or for two years from the date of its execution and from year to year thereafter, subject to the provisions for termination and all of the other terms and conditions hereof if: (a) such continuation shall be specifically approved at least annually by the vote of a majority of the Trustees of the Trust, including a majority of the Trustees who are not parties to this Agreement or interested persons of any such party (other than as Trustees of the Trust) cast in person at a meeting called for that purpose; and (b) Adviser shall not have notified the Trust in writing at least sixty (60) days prior to the anniversary date of this Agreement in any year thereafter that it does not desire such continuation with respect to that Fund.

         7. Notwithstanding any provision in this Agreement, it may be terminated at any time with respect to any Fund, without the payment of any penalty, by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of that Fund, as defined in Section 2(a)(42) of the Act on sixty (60) days' written notice to Adviser.

         8. This Agreement may not be assigned by Adviser and shall automatically terminate in the event of any assignment. Adviser may employ or contract with such other person, persons, corporation or corporations at its own cost and expense as it shall determine in order to assist it in carrying out this Agreement.

         9. In the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties under this Agreement on the part of Adviser, Adviser shall not be liable to the Trust or to any of the Funds or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding or sale of any security.

         10. This Agreement may be amended at any time by agreement of the parties provided that the amendment shall be approved both by vote of a majority of the Trustees of the Trust, including a majority of the Trustees who are not parties to this Agreement or interested persons of any such party to this Agreement (other than as Trustees of the Trust), cast in person at a meeting called for that purpose, and on behalf of a Fund by a majority of the outstanding voting securities of such Fund as defined in Section 2(a)(42) of the Act.

         11. Adviser is hereby expressly put on notice of the limitation of liability as set forth in Article XI of the Declaration of Trust and agrees that the obligations pursuant to this Agreement of a particular Fund and of the Trust with respect to that particular Fund be limited solely to the assets of that particular Fund, and Adviser shall not seek satisfaction of any such obligation from the assets of any other Fund, the shareholders of any Fund, the Trustees, officers, employees or agents of the Trust, or any of them.

         12. This Agreement shall be construed in accordance with and governed by the laws of the Commonwealth of Pennsylvania.

         13. This Agreement will become binding on the parties hereto upon their execution of the attached exhibits to this Agreement.

                                    EXHIBIT A

                       THE U.S. GOVERNMENT SECURITIES FUND
                        THE VIRGINIA MUNICIPAL BOND FUND
                        THE MARYLAND MUNICIPAL BOND FUND
                         THE TREASURY MONEY MARKET FUND
                              THE MONEY MARKET FUND
                         THE TAX-FREE MONEY MARKET FUND
                             THE STYLE MANAGER FUND
                        THE STYLE MANAGER: LARGE CAP FUND


                                                         Percentage of
Name of Fund                                             Net Assets
The Treasury Money Market Fund                                  .50 of 1%
The Money Market Fund                                           .50 of 1%
The Tax-Free Money Market Fund                                  .50 of 1%
The U.S. Government Securities Fund                             .75 of 1%
The Virginia Municipal Bond Fund                                .75 of 1%
The Maryland Municipal Bond Fund                                .75 of 1%
The Style Manager: Large Cap Fund                               .75 of 1%
The Style Manager Fund                                         1.25 of 1%

         For all services rendered by Adviser hereunder, the Trust shall pay to Adviser and Adviser agrees to accept as full compensation for all services rendered hereunder, an annual investment advisory fee equal to the following percentage (the "applicable percentage") of the average daily net assets of each Fund.

         The fee shall be accrued daily at the rate of 1/365th of the applicable percentage applied to the daily net assets of the Fund.

         The advisory fee so accrued shall be paid to Adviser daily.

         Witness the due execution hereof this 21st day of November, 1997.

Attest:                                VIRTUS CAPITAL MANAGEMENT, INC.

                                       By:
Assistant Secretary                          President


Attest:                                THE VIRTUS FUNDS

                                       By:
Assistant Secretary                         Vice President
C. Grant Anderson

                                                                 EXHIBIT C

                         INTERIM SUB-ADVISORY AGREEMENT

         THIS AGREEMENT is made between Virtus Capital Management, Inc. (hereinafter referred to as "Adviser") and Trend Capital
Management, Inc. located in Minneapolis, Minnesota
(hereinafter referred to as "Sub-Adviser").

                                   WITNESSETH:

         That the parties hereto, intending to be legally bound hereby agree as follows:

         1. Sub-Adviser hereby agrees to furnish to Adviser in its capacity as investment adviser to The Virtus Funds (the "Trust") such investment advice, statistical and other factual information, as may from time to time be reasonably requested by Adviser for one or more of the portfolios ("Funds") of the Trust, which may be offered in one or more classes of shares ("Classes").

         2. For its services under this Agreement, Sub-Adviser shall receive from Adviser an annual fee ("the Sub-Advisory Fee"), as set forth in the exhibit hereto. In the event that the fee due from the Trust to the Adviser on behalf of the Funds is reduced in order to meet expense limitations imposed on the Funds by state securities laws or regulations, the Sub- Advisory Fee shall be reduced by the same percentage as is the existing percentage that it receives of the Adviser's fee. (For example, if the total fee paid by the Trust to the Adviser were 1.00% of average daily net assets of the Fund, and the Sub-Adviser was entitled to receive a sub-advisory fee of .25% of the Fund's average daily net assets, then in the event there was a reduction in fees from the Trust to the Adviser for the above-stated reason, then the reduction in the sub-advisory fee would be 25% of the reduction in the advisory fee).

         Notwithstanding any other provision of this Agreement, the Sub-Adviser may from time to time and for such periods as it deems appropriate, reduce its compensation (and, if appropriate, assume expenses of the Fund or the Class of the Fund) to the extent that the Fund's expenses exceed such lower expense limitation as the Sub-Adviser may, by notice to the Trust on behalf of the Fund, voluntarily declare to be effective.

         3. This Agreement shall begin for the Fund on the date that the parties execute an exhibit to this Agreement relating to such Funds and shall continue in effect for the Fund until the earlier of the Closing Date defined in the Agreement and Plan of Reorganization to be dated as of November 20, 1997 with respect to the Fund or for two years from the date of its execution and from year to year thereafter, subject to the provisions for termination and all of the other terms and conditions hereof if: (a) such continuation shall be specifically approved at least annually by the vote of a majority of the Trustees of the Trust, including a majority of the Trustees who are not parties to this Agreement or interested persons of any such party (other than as Trustees of the Trust) cast in person at a meeting called for that purpose; and (b) Adviser shall not have notified the Trust in writing at least sixty (60) days prior to the anniversary date of this Agreement in any year thereafter that it does not desire such continuation with respect to each Fund.

         4. Notwithstanding any provision in this Agreement, it may be terminated at any time without the payment of any penalty: (a) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities (as defined in Section 2(a)(42) of the Investment Company Act of 1940) of the Fund on sixty (60) days' written notice to Adviser; (b) by Sub-Adviser or Adviser upon 120 days' written notice to the other party to the Agreement.

         5. This Agreement shall automatically terminate: (a) in the event of its assignment (as defined in the Investment Company Act of 1940); or (b) in the event of termination of the Interim Investment Advisory Agreement for any reason whatsoever.

         6. So long as both Adviser and Sub-Adviser shall be legally qualified to act as an investment adviser to the Funds, neither Adviser nor Sub-Adviser shall act as an investment adviser (as such term is defined in the Investment Company Act of 1940) to the Funds except as provided herein and in the Interim Investment Advisory Agreement or in such other manner as may be expressly agreed between Adviser and Sub-Adviser.

         Provided, however, that if the Adviser or Sub-Adviser shall resign prior to the end of any term of this Agreement or for any reason be unable or unwilling to serve for a successive term which has been approved by the Trustees of the Trust pursuant to the provisions of Paragraph 3 of this Agreement or Paragraph 6 of the Interim Investment Advisory Agreement, the remaining party, Sub-Adviser or Adviser as the case may be, shall not be prohibited from serving as an investment adviser to such Fund by reason of the provisions of this Paragraph 6.

         7. This Agreement may be amended from time to time by agreement of the parties hereto provided that such amendment shall be approved both by the vote of a majority of Trustees of the Trust, including a majority of Trustees who are not parties to this Agreement or interested persons, as defined in Section 2(a)(19) of the Investment Company Act of 1940, of any such party at a meeting called for that purpose, and, where required by Section 15(a)(2) of the Investment Company Act of 1940, by the holders of a majority of the outstanding voting securities (as defined in Section 2(a)(42) of the Investment Company Act of 1940) of each Fund.

         8. Adviser agrees that, except as otherwise provided by law or agreement of the parties or as may be necessary to effect the purpose and intent of this Agreement, the advice and information provided by Sub-Adviser to Adviser hereunder, and the trends identified therein, shall be held as confidential by Adviser and shall not be resold or passed on by Adviser in written or oral form by Adviser to any other non-affiliated person without Sub-Adviser's express prior written consent.

         9. In the absence of willful misfeasance, bad faith or gross negligence on the part of the Sub-Adviser or reckless disregard by the Sub-Adviser of its duties under this Agreement, the Sub-Adviser shall not be liable to the Adviser, the Trust or to any shareholder of the Trust for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

                                    EXHIBIT A

                                THE VIRTUS FUNDS
                             THE STYLE MANAGER FUND

                         INTERIM SUB-ADVISORY AGREEMENT

         For all services rendered by Sub-Adviser hereunder, Adviser shall pay Sub-Adviser a Sub-Advisory Fee as follows: (a) an amount equal to .10% of the first $60 million of the Fund's average daily net assets; and (b) with respect to average daily net assets of the Fund in excess of $60 million, an amount equal to (i) one-third of the Adviser's advisory fee to the extent that such advisory fee is less than or equals 1% of the Fund's average daily net assets (but not to exceed .25% of the Fund's average daily net assets); plus (ii) to the extent that the annual advisory fee exceeds 1% of the Fund's average daily net assets, an additional amount equal to two-thirds of such excess. The Sub-Advisory Fee shall be accrued daily, and paid monthly as set forth in the Interim Advisory Agreement dated November 21, 1997.

         This Exhibit duly incorporates by reference the Interim Sub-Advisory Agreement.

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed on their behalf by their duly authorized officers, and their corporate seals to be affixed hereto this 21st day of November, 1997.


Attest:                                VIRTUS CAPITAL MANAGEMENT, INC.


                                       By:
Assistant Vice President                    President




                                      TREND CAPITAL MANAGEMENT, INC.


                                       By:
Secretary                                   President

                                    EVERGREEN
                              GROWTH AND INCOME FUND

[G&I logo appears here]
                                FUND-AT-A-GLANCE
                              As of July 31, 1997


ONE-YEAR PERFORMANCE    CLASS A  CLASS B  CLASS C  CLASS Y

One year w/o sales
  charge                40.38  % 39.32  % 39.25  % 40.66  %
One year with sales
  charge                33.71  % 34.32  % 38.25  % 40.66  %
One year dividends per
  share                 $0.134      --       --    $0.191
One year cap gains per
  share                 $0.345   $0.345   $0.345   $0.345

AVERAGE
ANNUAL RETURNS          CLASS A  CLASS B  CLASS C  CLASS Y

Three years               N/A      N/A      N/A    26.41  %
Five years                N/A      N/A      N/A    20.43  %
Ten years                 N/A      N/A      N/A    15.06  %
Since Inception*        28.25  % 29.00  % 29.80  % 15.59  %

CUMULATIVE RETURNS      CLASS A  CLASS B  CLASS C  CLASS Y

Seven months w/o sales
  charge                21.33  % 20.82  % 20.82  % 21.52  %
Three years               N/A      N/A      N/A    101.98 %
Five years                N/A      N/A      N/A    153.30 %
Ten years                 N/A      N/A      N/A    306.73 %
Since Inception*        89.91  % 92.79  % 95.89  % 378.40 %

                    [Graph appears here]

* CLASSES A, B & C BEGAN 1/3/95; CLASS Y BEGAN 10/15/86.
                     PLOT POINTS

CLASS A:         CPI:          S&P 500:      LG&IFA:
-------         -----          ------       -------

 9,525          10,000         10,000        10,000
 9,663          10,040         10,259        10,157
11,754          10,187         12,417        12,061
12,969          10,314         14,202        13,504
13,489          10,488         14,472        13,643
16,155          10,629         17,964        16,532
18,939          10,719         22,013        19,665


PORTFOLIO MANAGEMENT


                               An investment team headed by Portfolio Managers
                               Stephen A. Lieber and Gary Buesser manages the
[2 photos appear               Fund. Mr. Lieber is Chairman and Co-Chief
here - Stephen A. Lieber       Executive Officer of Evergreen Asset Management
and Gary Buesser]              Corp. The founder of Evergreen, Mr. Lieber has
                               more than 40 years' experience in investment management. He has been a guest lecturer at the Investment Banking Association Annual Wharton
                               School Seminars, the New School for Social
                               School of Commerce. He is a member of the New
                               York Society of Security Analysts and the
                               Association for Investment Management and
                               Research. He also serves as Portfolio Manager of several other funds, including the Evergreen Fund and the Evergreen Foundation Fund. Mr. Buesser joined Evergreen Asset Management in 1996 following a 10-year career at Cowan Asset
                               Management, where he was co-manager of a $1.5 billion private investment fund. Earlier in his investment career, he was employed by E.F. Hutton and Shearson Lehman Bros. He also is associate portfolio manager of the Evergreen Foundation
                               Fund.



                                    EVERGREEN
                              GROWTH AND INCOME FUND

                                                         [G&I logo appears here]
OBJECTIVE
Evergreen Growth and Income Fund seeks a return composed of capital appreciation and current income.

STRATEGY
The Fund invests in common stocks, convertible preferred stocks and convertible bonds of companies it believes the market has temporarily undervalued. It considers such factors as the company's assets, cash flow and earnings potential. The Fund selects securities that Fund management believes will rise in value sooner than most observers anticipate. Among those securities it frequently purchases are those of previously successful companies undergoing financial downturns, which the Fund believes will be temporary. The Fund invests in bonds and preferred stocks that are not convertible if Fund management believes the potential return is equal to that expected from common stocks and convertible securities.

       [Graph appears here. Plot points are:]

LONG-TERM GROWTH

     Initial                        Dividend
    --------                        --------

     9,525                            9,525
     9,663                            9,663
    10,699                           10,722
    11,709                           11,754
    11,828                           11,886
    12,543                           12,969
    13,336                           13,800
    13,008                           13,489
    14,196                           14,743
    15,298                           16,155
    15,324                           16,207
    17,882                           18,991



TOP 10 STOCK HOLDINGS                             JULY 31, 1997
AS A PERCENTAGE OF NET ASSETS

                                                               % OF
                                                               NET
      COMPANY                             INDUSTRY            ASSETS

  1.  Webster Financial Corp.             Thrift                 1.9
                                          Institutions
  2.  Reading & Bates Corp.               Energy                 1.9
  3.  Computer Associates International   Business Equip. &      1.8
                                          Services
  4.  Atlas Air, Inc.                     Transportation         1.7
  5.  Circle International Group          Business Equip. &      1.6
                                          Services
  6.  Pittston Brink's Group              Industrial             1.5
                                          Specialty Products
                                          & Services
  7.  Gaylord Entertainment Co.           Leisure & Tourism      1.4
  8.  Burlington Northern Santa Fe        Transportation         1.4
  9.  Jacor Communications, Inc.          Publishing,            1.4
                                          Broadcasting &
                                          Entertainment
 10.  Reynolds & Reynolds Co.             Business Equip. &      1.3
                                          Services

TOP 10 INDUSTRY ALLOCATIONS                      JULY 31, 1997

AS A PERCENTAGE OF NET ASSETS
                                                           % OF
                                                           NET
      INDUSTRY                                            ASSETS

  1.  Business Equipment & Services                         11.4
  2.  Healthcare Products & Services                        11.2
  3.  Publishing, Broadcasting & Entertainment               7.2
  4.  Energy                                                 7.0
  5.  Electrical Equipment & Services                        5.7
  6.  Industrial Specialty Products & Services               5.4
  7.  Transportation                                         5.2
  8.  Banks                                                  4.7
  9.  Chemical & Agricultural Products                       3.6
 10.  Finance & Insurance                                    3.4

PORTFOLIO CHARACTERISTICS

Total Net Assets (all classes)   $1.35 billion


                                       3


                                    EVERGREEN
                              GROWTH AND INCOME FUND
[G&I logo appears here]

                               MANAGEMENT REPORT
                                 September 1997

Dear Fellow Shareholders:

We are pleased to report on the Evergreen Growth and Income Fund for the fiscal period that ended on July 31, 1997.

PERFORMANCE
We believe your Fund performed very well in an unusual environment, characterized by periods of short-term volatility occurring within a remarkably resilient, longer-term bull market. During the 12-month period, for example, the total return on Class Y shares was 40.66%. During the seven months since the previous fiscal year ended on December 31, 1996 (the fiscal year has been changed so it now ends each July 31), the total return on Class Y Shares was 21.52%. A complete review of the performance of each class of shares can be found on page 2.

The Fund's investment team maintained its discipline of searching for value among growth companies, employing the "value timing strategy" of buying growth stocks when the overall market is not paying a premium for growth. This discipline has been used consistently since the Fund's inception in 1986 as the Evergreen Value Timing Fund. A team of analysts and managers implements this strategy by searching for new investment opportunities among growth stocks which are temporarily out of favor because of either industry or company factors. We believe this strategy is a comparatively low risk approach to growth stock investing, and has resulted in a relatively consistent record of strong performance. The Fund's Y share class, the oldest class, ranks in the top 10% of all Growth and Income Funds (ninth of 127) for the past 10 years, according to Lipper Analytical Services, Inc., an independent monitor of mutual fund performance. Morningstar, an independent monitor of mutual fund performance, has given the Fund's Y shares a four-star rating for its risk-adjusted performance through July 31, 1997. The rating reflects historical, risk-adjusted performance, and is based on comparisons of 2,040 equity funds, using Morningstar's proprietary rating system. Funds that fall within the top 32.5% of the Morningstar rating system receive four stars.

ENVIRONMENT

The seven months since the last fiscal year end constituted, in general, a period of impressive performance in the overall stock market. An environment of moderate economic growth, stable to declining interest rates, constrained inflation and rising corporate profits contributed to a feeling of confidence in the market. Within this seven-month period, we had one excellent opportunity to buy growth stocks as very attractive valuations occurred in late March and early April, when concern about a possible over-heating economy and the possibility of rising interest rates caused stock prices to retreat temporarily.

PORTFOLIO HIGHLIGHTS

During the seven-month period, the strong returns of portfolio stocks in the technology, healthcare and banking industries led the Fund's performance. For the seven months between January 1 and July 31, 1997, the healthcare products and services industry, which had an 11.2% allocation in the portfolio at the end of the fiscal year, had an asset-weighted average return of 34.1%. The electrical equipment and services industry, which had a 5.7% allocation in the Fund on July 31, on an asset-weighted basis had an average return of 36.6%. On the same asset-weighted basis, banks, which had a 4.7% portfolio weighting, had an average return of 35.5%. As the accompanying table indicates, other sectors which contributed to your Fund's performance included building, construction and furnishings, consumer products, and finance and insurance.


INDUSTRIES LEADING PERFORMANCE
      (Asset-weighted*, December 31, 1996-July 31, 1997)


INDUSTRY                                       AVERAGE % GAIN

Thrifts                                              47.6%
Building, Construction & Furnishings                 42.4
Electrical Equipment & Services                      36.6
Banks                                                35.5
Healthcare Products & Services                       34.1
Entertainment, Publishing, Broadcasting              28.4
Finance & Insurance                                  26.6
Transportation                                       25.4
Consumer Products & Services                         24.8

* Asset-weighted returns are based on average returns of stocks in industries, adjusted proportionate to the size of investment in the portfolio.

PERFORMANCE OF STOCKS

Basic to the strategy of the Evergreen Growth and Income Fund is the search for good growth companies to buy when they are temporarily selling at less than their intrinsic value, as determined by Evergreen's fundamental research and analysis.

During the seven months that ended on July 31, the top performing company in the portfolio was Applied Materials, Inc., which had a 155.4% return for the seven months. This was followed by: Compuware Corp., with a 148.2% return; Unitrode Corp., with a 105.2%

                                       4


                                    EVERGREEN
                              GROWTH AND INCOME FUND

                                                         [G&I logo appears here]

return, and Warner-Lambert Co, with an 85.7% return. Completing the list of top 10 performing portfolio stocks were: Evergreen Media Corp., Class A, with a 83.6% return; Lam Research Corp., with a 76.3% return; State Street Corp., with a 73.7% return; KLA-Tencor Corp., with a 70.4% return; Dallas Semiconductor Corp., with a 69.7% return; and Schering-Plough Corp., with a 68.2% return.

Clearly, not all portfolio holdings were winners during the period. The worst performing stock in the portfolio for the seven months was Aspect
Telecommunications Corp., which lost 33.2%. This was followed by: 3Com Corporation, which lost 25.3%; Fresenius National Medical Care Holdings, Inc., Preferred, Class D, which lost 24.8%; Reynolds & Reynolds Co., Class A, which lost 22.1%; and Sensormatic Electronics Corp., which lost 18.2%.

While these stock holdings lost ground during the period, their losses tended to be significantly smaller than the gains of the leading companies. This demonstrates the value of diversification of risk. It also reflects the fact that not all stocks perform well at the same time. We continue to believe in the long-term value of the companies that did not fare well during the seven-month period.

RECENT FUND PURCHASES

During the period, your Fund made a number of purchases of the stocks of companies that we believe were attractive opportunities, but were experiencing some short-term price weakness, which enhanced their relative value.

The largest purchase was of Reading & Bates Corp., a major offshore oil and gas-drilling operator. We believe this company, which contracts its drilling rigs for oil and gas exploration worldwide, has the potential to benefit from an increase in demand for drilling equipment, particularly in the Gulf of Mexico. At the close of the fiscal period, Reading & Bates was the Fund's second largest holding. We believe a very recent acquisition to the Fund's portfolio, Transocean Offshore, Inc., should benefit from the same trend.

The second largest acquisition was of Atlas Air, Inc., a major factor in the relatively small industry of outsourced air transport operations. This company leases its fleet of 17 Boeing 747s to larger air carriers for freight transport. Your Fund purchased shares in February, after the stock showed weakness because of company problems in controlling maintenance expenses of several older planes. We believe these problems will recede as the company purchases newer, more efficient aircraft. At the close of the period, Atlas Air was the fourth largest holding.

Other major acquisitions were of stock of: Computer Associates International, Inc., a major provider of computer mainframe software services for business applications that the Fund purchased in December 1996; and Reynolds & Reynolds, Co., a major producer of business forms. Reynolds & Reynolds is a long-term holding in which we added to our position.

PORTFOLIO MANAGEMENT

At the close of the fiscal year, the portfolio management team of your Fund was changed as Portfolio Manager Edmund H. Nicklin has decided to leave Evergreen Asset Management. The team now will be headed by Stephen A. Lieber, the Chairman and Founder of Evergreen Asset Management, and Gary Buesser, a veteran investment manager who joined Evergreen in 1996 following a successful career as an institutional manager.

In the future, the Evergreen Growth and Income Fund will be managed very much as it has been in the past. The Fund is an outgrowth of Evergreen's "value timing strategy," which has been used in portfolios since the 1970s. The fundamental goal of this strategy is to buy growth on a value basis. We have sought to select growth opportunities at times when the markets are not paying a premium for the growth. This means that we buy issues during periods of either market uncertainty, where values are under pressure, or at times in specific companies and industries where the investment community is not attaching growth values to opportunities and business franchises which, we think, have the potential to develop important capital gains. As an organization, we have refined these strategies over many years, teaching our securities analysts and portfolio managers the approach, and having them all work together to build the power of this investment idea.

The same Evergreen research team that has supported the management of your Fund will continue in operation and shareholders can expect continuity in the approach that has built an outstanding, long-term record.

We thank you for your investment in Evergreen Growth and Income Fund.

Sincerely,

/s/ Stephen A. Lieber
STEPHEN A. LIEBER
CHAIRMAN
Evergreen Asset Management Corp.

                       STATEMENT OF ADDITIONAL INFORMATION

                          Acquisition of the Assets of

                             THE STYLE MANAGER FUND

                                   a Series of

                                THE VIRTUS FUNDS
                            Federated Investors Tower
                       Pittsburgh, Pennsylvania 15222-3779
                                 (800) 829-3863

                        By and In Exchange For Shares of

                        EVERGREEN GROWTH AND INCOME FUND
                                   a Series of
                             Evergreen Equity Trust
                               200 Berkeley Street
                           Boston, Massachusetts 02116
                                 (800) 343-2898

         This Statement of Additional Information, relating specifically to the proposed transfer of the assets and liabilities of The Style Manager Fund ("Style Manager"), a series of The Virtus Funds, to Evergreen Growth and Income Fund ("Evergreen Growth and Income"), a series of Evergreen Equity Trust, in exchange for Class A shares of beneficial interest, $.001 par value per share, of Evergreen Growth and Income, consists of this cover page and the following described documents, each of which is attached hereto and incorporated by reference herein:

         (1) The Statement of Additional Information of Evergreen Growth and Income dated May 1, 1997, as amended; (To be filed by amendment)

         (2) The Statement of Additional Information of Style Manager dated November 30, 1997; (To be filed by amendment)

         (3) Annual Report of Style Manager for the year ended September 30, 1997; (To be filed by amendment) and

         (4) Annual Report of Evergreen Growth and Income for the period ended July 31, 1997. (To be filed by amendment)

     This Statement of Additional Information, which is not a prospectus, supplements, and should be read in conjunction with, the Prospectus/Proxy Statement of Evergreen Growth and Income and Style Manager dated January 5, 1998. A copy of the Prospectus/Proxy Statement may be obtained without charge by calling or writing to Evergreen Growth and Income or Style Manager at the telephone numbers or addresses set forth above.

         The date of this  Statement  of  Additional  Information  is January 5,
1998.

                        EVERGREEN GROWTH AND INCOME FUND

                                     PART C

                                OTHER INFORMATION


Item 15.          Indemnification.

         The response to this item is incorporated by reference to "Liability and Indemnification of Trustees" under the caption "Comparative Information on Shareholders' Rights" in Part A of this Registration Statement.

Item 16.          Exhibits:

1. Declaration of Trust. Incorporated by reference to Evergreen Equity Trust's Registration Statement on Form N-1A filed on October 8, 1997 - Registration No. 333-37453 ("Form
N-1A Registration Statement")

2. Bylaws. Incorporated by reference to the Form N-1A Registration Statement.

3. Not applicable.

4. Agreement and Plan of Reorganization. Exhibit A to Prospectus contained in Part A of this Registration Statement.

5. Declaration of Trust of Evergreen Equity Trust Articles II., III.6(c), IV.(3), IV.(8), V., VI., VII., and VIII and By-Laws Articles II., III. and VIII.

6(a).           Form of Investment Advisory Agreement between
Evergreen Asset Management Corp. and Evergreen Equity Trust.
Incorporatd by reference to the Form N-1A Registration
Statement.

6(b).           Form of Interim Investment Advisory Agreement.
Exhibit B to Prospectus contained in Part A of this Registration Statement.

6(c).           Form of Interim Sub-Advisory Agreement.  Exhibit C to
Prospectus contained in Part A of this Registration Statement.

7(a).           Distribution Agreement between Evergreen Distributor,
Inc. and Evergreen Equity Trust. Incorporated by reference to the Form N-1A Registration Statement.

7(b).  Form of Dealer  Agreement for Class A, Class B and Class C shares used by
Evergreen  Distributor,   Inc.  Incorporated  by  reference  to  the  Form  N-1A
Registration Statement.

8. Deferred Compensation Plan. Incorporated by reference to the Form N-1A Registration Statement.

9. Custody Agreement between State Street Bank and Trust Company and Evergreen Equity Trust. Incorporated by reference to the Form N-1A Registration Statement.

10. Rule 12b-1 Distribution Plan. Incorporated by reference to the Form N-1A Registration Statement.

11. Opinion and consent of Sullivan & Worcester LLP. To be filed by amendment.

12. Tax opinion and consent of Sullivan & Worcester LLP. To be filed by amendment.

13. Not applicable.

14(a). Consent of KPMG Peat Marwick LLP. Filed herewith.

14(b). Consent of Deloitte & Touche LLP. To be filed by amendment.

15. Not applicable.

16. Powers of Attorney. Filed herewith.

17(a). Form of Proxy Card. Filed herewith.

17(b).          Registrant's Rule 24f-2 Declaration.  Incorporated by
reference to Registrant's Form N-1A Registration Statement filed on June 24, 1986 - Registration No. 33-06700.


Item 17.          Undertakings.

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

         (3) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel or copy of an Internal Revenue Service ruling supporting the tax consequences of the proposed Reorganization within a reasonable time after receipt of such opinion or ruling.

                                   SIGNATURES

         As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of New York and State of New York, on the 9th day of November, 1997.

                              EVERGREEN GROWTH AND INCOME FUND

                              By:      /s/ John J. Pileggi
                                       ----------------------
                                       Name:  John J. Pileggi
                                       Title: President

         As required by the Securities Act of 1933, the following persons have signed this Registration Statement in the capacities on the 9th day of November, 1997.

Signatures                                                    Title
----------                                                    -----

/s/John J. Pileggi                                            President and
------------------                                            Treasurer
John J. Pileggi

/s/Laurence B. Ashkin*                                        Trustee
---------------------
Laurence B. Ashkin

/s/Charles A. Austin III*                                     Trustee
-------------------------
Charles A. Austin III

/s/K. Dun Gifford*                                            Trustee
-----------------
K. Dun Gifford

/s/James S. Howell*                                           Trustee
------------------
James S. Howell

/s/Leroy Keith, Jr.*                                          Trustee
-------------------
Leroy Keith, Jr.

/s/Gerald M. McDonnell*                                       Trustee
----------------------
Gerald M. McDonnell

/s/Thomas L. McVerry*                                         Trustee
--------------------
Thomas L. McVerry

/s/William Walt Pettit*                                       Trustee
---------------------
William Walt Pettit

/s/David M. Richardson*                                       Trustee
----------------------
David M. Richardson

/s/Russell A. Salton III*                                     Trustee
-------------------------
Russell A. Salton III

/s/Michael S. Scofield*                                       Trustee
----------------------
Michael S. Scofield

/s/Richard J. Shima*                                          Trustee
-------------------
Richard J. Shima

* By:             /s/Martin J. Wolin
                  ------------------
                  Martin J. Wolin
                  Attorney-in-Fact

         Martin J. Wolin, by signing his name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons and included as Exhibit 16 to this Registration Statement.

                                INDEX TO EXHIBITS

N-14
EXHIBIT NO.

14                Consent of KPMG Peat Marwick LLP
16                Powers of Attorney
17(a)             Form of Proxy
--------------------